Filed with the Securities and Exchange Commission on October 23, 1997

                                                  File No. 2-55166
                                                  File No. 811-2613

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D. C. 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.    31

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    21


                          Scudder Cash Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)

      X   on November 1, 1997 pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)(i)

          on _______________ pursuant to paragraph (a)(i)

          75 days after filing pursuant to paragraph (a)(ii)

          on _______________ pursuant to paragraph (a)(ii) of Rule 485.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its fiscal year ended June 30, 1997 on August 29, 1997.

                  SCUDDER CASH INVESTMENT TRUST
                      CROSS-REFERENCE SHEET

                   Items Required By Form N-1A

PART A

Item No.   Item Caption     Prospectus Caption

   1.      Cover Page       COVER PAGE

   2.      Synopsis         EXPENSE INFORMATION

   3.      Condensed        FINANCIAL HIGHLIGHTS
           Financial
           Information

   4.      General          INVESTMENT OBJECTIVE AND POLICIES
           Description of   WHY INVEST IN THE FUND?
           Registrant       ADDITIONAL INFORMATION ABOUT POLICIES
                            AND INVESTMENTS
                            FUND ORGANIZATION

   5.      Management of    A MESSAGE FROM SCUDDER'S CHAIRMAN
           the Fund         FUND ORGANIZATION-Investment adviser,
                             Transfer agent
                            SHAREHOLDER BENEFITS-A team approach
                             to investing
                            TRUSTEES AND OFFICERS

  5A.      Management       NOT APPLICABLE
           Discussion of
           Fund
           Performance

   6.      Capital Stock    DISTRIBUTION AND PERFORMANCE
           and Securities    INFORMATION-Dividends and capital
                             gains distributions
                            FUND ORGANIZATION
                            SHAREHOLDER BENEFITS-SAILT-(Scudder
                             Automated Information Line),
                             Dividend reinvestment plan, T.D.D.
                             service for the hearing impaired
                            HOW TO CONTACT SCUDDER

   7.      Purchase of      FUND ORGANIZATION-Underwriter
           Securities       TRANSACTION INFORMATION-Purchasing
           Being Offered     shares
                            PURCHASES
                            SHAREHOLDER BENEFITS-Dividend
                             reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT
                             PLANS
                            INVESTMENT PRODUCTS AND SERVICES

   8.      Redemption or    TRANSACTION INFORMATION-Redeeming
           Repurchase        shares
                            EXCHANGES AND REDEMPTIONS

   9.      Pending Legal    NOT APPLICABLE
           Proceedings

                             Cross Reference-Page 1

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             ORGANIZATION OF THE FUNDS
          Information and
          History

  13.     Investment          THE FUNDS' INVESTMENT OBJECTIVES
          Objectives and      AND POLICIES
          Policies

  14.     Management of the   TRUSTEES AND OFFICERS
          Fund                REMUNERATION

  15.     Control Persons     TRUSTEES AND OFFICERS
          and Principal
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISER
          Advisory and        ADDITIONAL INFORMATION-Experts,
          Other Services       Other Information

  17.     Brokerage           PORTFOLIO TRANSACTIONS
          Allocation and
          Other Practices

  18.     Capital Stock and   ORGANIZATION OF THE FUNDS
          Other Securities

  19.     Purchase,           PURCHASES
          Redemption and      EXCHANGES AND REDEMPTIONS
          Pricing of          FEATURES AND SERVICES OFFERED BY
          Securities Being     THE FUND- Dividend and Capital
          Offered              Gain Distribution Options
                              SPECIAL PLAN ACCOUNTS
                              DIVIDENDS
                              NET ASSET VALUE

  20.     Tax Status          DIVIDENDS
                              TAXES

  21.     Underwriters        DISTRIBUTOR

  22.     Calculation of      PERFORMANCE INFORMATION
          Performance Data

  23.     Financial           FINANCIAL STATEMENTS
          Statements

                             Cross Reference-Page 2

This prospectus sets forth concisely the information about Scudder Cash Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

Shares of Scudder Cash Investment Trust are not insured or guaranteed by the U.S. Government. Scudder Cash Investment Trust seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.


If you require more detailed information, a Statement of Additional Information dated November 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Not FDIC-Insured
May Lose Value
No Bank Guarantee

Scudder
Cash Investment
Trust

Prospectus
November 1, 1997


A pure no-load(TM) (no sales charges) mutual fund seeking to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities.

Expense information

 How to compare a Scudder pure no-load(TM) fund

 This information is designed to help you understand the various costs and expenses of investing in Scudder Cash Investment Trust (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)      NONE
     Commissions to reinvest dividends                      NONE
     Redemption fees                                        NONE*
     Fees to exchange shares                                NONE


 2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1997.

     Investment management fee (after waiver)               0.40%**
     12b-1 fees                                             NONE
     Other expenses                                         0.45%
                                                            -------
     Total Fund operating expenses (after waiver)           0.85%**
                                                            =======


 Example

 Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


     1 Year           3 Years             5 Years            10 Years
     ------           -------             -------            --------
       $9               $27                 $47                $105


 See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets. This expense information has been restated to reflect current fees. Actual annualized Fund expenses for the fiscal year ended June 30, 1997 were investment management fee 0.41%, other expenses 0.45% and total operating expenses 0.86%.

Financial highlights

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                                Years Ended June 30,

                                            1997    1996    1995    1994     1993    1992    1991    1990     1989    1988
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of           ------------------------------------------------------------------------------------
    period .............................  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
                                         ------------------------------------------------------------------------------------
 Net investment income .................    .046     .048    .048    .027    .027     .047    .069    .080    .082     .064
 Distributions from net investment
    income and net realized capital
    gains ..............................   (.046)   (.048)  (.048)  (.027)  (.027)   (.047)  (.069)  (.080)  (.082)   (.064)
                                          -----------------------------------------------------------------------------------
 Net asset value, end of period ........  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
 ----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ......................    4.73     4.89    4.90    2.77    2.75     4.76    7.13    8.23    8.49     6.59
 Ratios and Supplemental Data
 Net assets, end of period ($ millions).   1,431    1,387   1,520   1,430   1,119    1,361   1,736   1,644   1,563    1,370
 Ratio of operating expenses, net to
    average daily net assets (%)........     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of operating expenses before
    expense reduction, to average
    daily net assets (%)................     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of net investment income
    to average daily net assets (%).....    4.63     4.79    4.84    2.78    2.72     4.58    6.91    7.93    8.21     6.44

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $125 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                                                /s/Daniel Pierce

Scudder Cash Investment Trust


Investment objective


o stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income


o    seeks to achieve its objective by investing in money market securities


Investment characteristics

o    stable share price

o    fluctuating yield

o    daily liquidity and free check writing

o    dividends declared daily and paid monthly

Contents


Investment objective and policies                      5
Why invest in the Fund?                                6
Additional information about policies and investments  6
Distribution and performance information               7
Fund organization                                      7
Transaction information                                9
Shareholder benefits                                  12
Purchases                                             15
Exchanges and redemptions                             16
Investment products and services                      18
How to contact Scudder                                19

Investment objective and policies

Investment objective


The investment objective of Scudder Cash Investment Trust (the "Fund"), a diversified, open-end management investment company, is to seek to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), the credit quality of the security is deemed equivalent to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.


The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities, asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities.


In addition, the Fund may invest in repurchase agreements and securities with put features.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

Why invest in the Fund?

The Fund can be appropriate for investors who are concerned about stability of principal. If investors are just starting out and want their assets to grow in a stable investment, if they want to keep their nest egg safe and handy, or if they are simply looking to "park" their investment capital for a short time, a money market fund may be a good choice.

One appealing characteristic of a money market fund is that it seeks to maintain a stable share price. Thus, not only should investors have the value of their initial investment maintained, they ordinarily will have earnings on that investment, plus earnings on those earnings, if dividends are reinvested.

In general, the level of income from a money market fund is affected by the quality of the Fund's investments. The Fund invests in a broad range of money market securities which are of high quality.

Another important feature of the Fund is daily liquidity. Investors can gain access to their cash by toll-free telephone redemption or with our convenient check writing option. Shareholders may write checks of at least $100.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions


The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

The high quality securities in which the Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Trustees, that an unrated security is equivalent to a first tier or second tier security.


Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.


Distribution and performance information

Dividends and capital gains distributions

Dividends are declared daily and distributed monthly to shareholders. The Fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declaration. The Fund may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of the Fund refers to income generated by an investment in the Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of the Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Cash Investment Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund was organized as a Massachusetts business trust in December 1975.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


The Adviser received an investment management fee for its services which totaled 0.41% of the Fund's average daily net assets during the fiscal year ended June 30, 1997. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate.

The Fund's fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of average daily net assets of the Fund.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc., is located at Two International Place, Boston, Massachusetts.

Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,
--   the account number of the fund, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission.

Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, the Fund uses the current market value of the securities. However, for securities with sixty days or less to maturity, the Fund uses the amortized cost value.

Processing time

Purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Purchase restrictions


The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Cash Investment Trust is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David B. Wines assumed responsibility for the Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has over 14 years of experience as a portfolio manager in the securities business, including 8 years in the mutual fund business. Debra A. Hanson, Portfolio Manager, who joined the team in 1995, develops and executes investment strategy for the Fund. Ms. Hanson joined Scudder in 1983 and has over 14 years' experience trading and managing fixed-income portfolios.


K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 14 years' experience working with short-term fixed-income investments.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.


T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



Purchases

 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."
                                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number. Then call
                                             1-800-225-5163 for instructions.


                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.


 -----------------------------------------------------------------------------------------------------------------------



 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
 payable to "The                             instruction including your account number and the
 Scudder Funds."                             complete Fund name, to  the appropriate address listed above.

                     o By Wire               Please see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.


                     o In Person             Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.


                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By QuickBuy for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis through automatic
                        Investment Plan      deductions from your bank checking account. Please call 1-800-225-5163
                        ($50 minimum)        for more information and an enrollment form.



                                       15

Exchanges and redemptions



Exchanging shares  Minimum investments:         $2,500 to establish a new account;
                                                $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------

 Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                   o By "Write-       You may redeem shares by writing checks against your account balance as often as
                     A-Check"         you like for at least $100, but not more than $5,000,000.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                       - the name of the Fund and account number you are redeeming from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call
                     Withdrawal       1-800-225-5163 for more information and an enrollment form.
                     Plan



Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

Investment products and services


The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund


U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund


  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820


Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183


Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291


Or Stop by a Scudder Investor Center:


         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York


Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.


*        Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA
         02061--Member NASD/SIPC.

                          SCUDDER CASH INVESTMENT TRUST



          A Pure No-load(TM) (No Sales Charges) Mutual Fund Seeking to
          Maintain the Stability of Capital and, consistent therewith, to Maintain the Liquidity of Capital and to Provide Current Income.
                   The Fund Seeks to Achieve Its Objective by
                      Investing in Money Market Securities.


                                       and

                        SCUDDER U.S. TREASURY MONEY FUND


     A Pure No-load(TM) (No Sales Charges) Money Market Fund Seeking Safety, Liquidity and Stability of Capital and, consistent therewith, Current Income.
             The Fund Seeks to Achieve Its Objective by Investing in
                     Short-Term U.S. Government Securities.





--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1997


--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund each dated November 1, 1997, as may be amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                TABLE OF CONTENTS
                                                                                                                  Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objectives and Policies of Scudder Cash Investment Trust.................................1
         General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund..............................3
         Specialized Investment Techniques of the Funds..............................................................4
         Investment Restrictions.....................................................................................6

PURCHASES...........................................................................................................10
         Additional Information About Opening an Account............................................................10
         Checks.....................................................................................................10
         Wire Transfer of Federal Funds.............................................................................11
         Additional Information About Making Subsequent Investments by QuickBuy.....................................11
         Share Price................................................................................................11
         Share Certificates.........................................................................................12
         Other Information..........................................................................................12

EXCHANGES AND REDEMPTIONS...........................................................................................12
         Exchanges..................................................................................................12
         Redemption by Telephone....................................................................................13
         Redemption By QuickSell....................................................................................14
         Redemption by Mail or Fax..................................................................................14
         Redemption by Write-a-Check................................................................................15
         Other Information..........................................................................................15

FEATURES AND SERVICES OFFERED BY THE FUNDS..........................................................................16
         The Pure No-Load(TM) Concept...............................................................................16
         Internet Access............................................................................................17
         Dividend and Capital Gain Distribution Options.............................................................18
         Scudder Investor Centers...................................................................................18
         Diversification............................................................................................18
         Reports to Shareholders....................................................................................18
         Transaction Summaries......................................................................................18

THE SCUDDER FAMILY OF FUNDS.........................................................................................18

SPECIAL PLAN ACCOUNTS...............................................................................................23
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations and
              Self-Employed Individuals.............................................................................23
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals........23
         Scudder IRA:  Individual Retirement Account................................................................23
         Scudder 403(b) Plan........................................................................................24
         Automatic Withdrawal Plan..................................................................................24
         Group or Salary Deduction Plan.............................................................................25
         Automatic Investment Plan..................................................................................25
         Uniform Transfers/Gifts to Minors Act......................................................................25

DIVIDENDS...........................................................................................................26

PERFORMANCE INFORMATION.............................................................................................27
         Yield......................................................................................................27
         Effective Yield............................................................................................27
         Average Annual Total Return................................................................................27
         Cumulative Total Return....................................................................................28
         Total Return...............................................................................................29
         Comparison of Fund Performance.............................................................................29

ORGANIZATION OF THE FUNDS...........................................................................................32

INVESTMENT ADVISER..................................................................................................33
         Scudder Cash Investment Trust..............................................................................34
         Scudder U.S. Treasury Money Fund...........................................................................35
         SCIT and Treasury Fund.....................................................................................36
         Personal Investments by Employees of the Adviser...........................................................37





                           TABLE OF CONTENTS (cont'd)
                                                                                                                  Page

TRUSTEES AND OFFICERS...............................................................................................37
         Scudder Cash Investment Trust..............................................................................37
         Scudder U.S. Treasury Money Fund...........................................................................39

REMUNERATION........................................................................................................40
         Responsibilities of the Board--Board and Committee Meetings................................................40
         Compensation of Officers and Trustees......................................................................40

DISTRIBUTOR.........................................................................................................41
         Scudder Cash Investment Trust..............................................................................41
         Scudder U.S. Treasury Money Fund...........................................................................42

TAXES...............................................................................................................42

PORTFOLIO TRANSACTIONS..............................................................................................44

NET ASSET VALUE.....................................................................................................45

ADDITIONAL INFORMATION..............................................................................................45
         Experts....................................................................................................45
         Shareholder Indemnification................................................................................46
         Other Information..........................................................................................46

FINANCIAL STATEMENTS................................................................................................47
         Scudder Cash Investment Trust..............................................................................47
         Scudder U.S. Treasury Money Fund...........................................................................47

APPENDIX
         Ratings of Municipal Obligations
         Commercial Paper Ratings

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

                  (See "Investment objectives and policies" and
                   "Additional information about policies and
                    investments" in each Fund's prospectus.)

         Scudder Cash Investment Trust sometimes is referred to herein as "SCIT." Scudder U.S. Treasury Money Fund sometimes is referred to herein as "Treasury Fund." SCIT and Treasury Fund sometimes are jointly referred to herein as the "Funds" or "Scudder Money Market Funds."


         Master/feeder structure. The Funds' Boards of Trustees may determine that the objective of the Funds would be achieved more efficiently, while retaining its current distribution arrangement, by investing in a master fund in a master/feeder fund structure as described below, and in that case cause the Funds to do so without prior approval by shareholders.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.


General Investment Objectives and Policies of Scudder Cash Investment Trust

         Scudder Cash Investment Trust is a pure no-load(TM), open-end, diversified management investment company. SCIT's investment objectives are to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. SCIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the objectives of maintaining the stability and liquidity of capital. There is no assurance that SCIT's investment objectives will be achieved. The investment objectives and policies of SCIT stated under this caption may be changed by the Trustees without a vote of a majority of the outstanding voting securities of the Fund, as that term is defined below in "Investment Restrictions." All of the securities in which SCIT may invest are U.S. dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the U.S. Government.

         SCIT may invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; and municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         In addition, SCIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.


         Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations--Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2--or are rated at the time of purchase by Standard & Poor's ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1 or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations-- AAA/AA or within Fitch's highest short term rating categories of F-1 and F-2, all in such proportions as management will determine. SCIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. SCIT may also invest in municipal securities which are unrated if, in the opinion of Scudder, Stevens & Clark, Inc. (the "Adviser"), such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.


         Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

         Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under Federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.

         Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. SCIT may invest in certificates of deposit of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. The Fund does not invest in certificates of deposit of foreign banks. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         SCIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by SCIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

         Eurodollar Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

         Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by SCIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

         Participation Interests. SCIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Adviser to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

         Asset-backed securities. Asset backed securities may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.


General Investment Objectives and Policies of Scudder U.S. Treasury Money Fund


         Scudder U.S. Treasury Money Fund is a pure no-load(TM), open-end, diversified management investment company. Treasury Fund's investment objectives are to provide safety, liquidity and stability of capital, and consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.

         The Fund provides investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and similar investments. The Fund is a "fixed-price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. The Fund's price stability makes it suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund may also invest in when-issued securities and illiquid or restricted securities.


Specialized Investment Techniques of the Funds

         Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00, rounded to the nearest whole cent. In fulfillment of their responsibilities under that Rule, the Trustees of each Fund have approved policies established by the Funds' Adviser reasonably calculated to prevent each Fund's net asset value per share, as so rounded, from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of each Fund will periodically review the Adviser's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in each Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of each Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a Fund's investments, as a matter of non-fundamental policy, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. Each Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Fund may not make more than one such investment at any time. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, each Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         Portfolio Maturity. The assets of each Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less (except in the case of Government securities, 762 calendar days) from date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the two portfolios will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

         Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.

         U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Treasury, by federal agencies, or by instrumentalities established or sponsored by the U.S. Government. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Obligations guaranteed by the U.S. Treasury include Government National Mortgage Association participation certificates. Obligations of a federal agency or U.S. Government instrumentality may be supported in various ways, including the limited authority of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality, such as Federal National Mortgage Association bonds; or the credit only of the issuing agency or instrumentality, such as Student Loan Marketing Association. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment, which agency may be privately owned. These securities may bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.


         When-issued and Forward Delivery Securities. Government securities are frequently offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date normally within 45 days after the date of the commitment to purchase. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are not invested prior to the settlement of a purchase of securities, the Funds will earn no income; however, it is intended that both Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that both Funds will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time SCIT and Treasury Fund make the commitment to purchase securities on a when-issued or forward delivery basis, they will record the transaction and reflect the value of the security in determining their respective net asset values. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. SCIT and Treasury Fund will establish a segregated account in which to maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither SCIT nor Treasury Fund will enter into such transactions for leverage purposes.


         Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         Illiquid and Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         The conclusions and investment decisions of the Adviser with respect to each Fund are based primarily on the analyses of its own research specialists. While these specialists have the major responsibility for doing research on debt securities, they receive the support of the Adviser's general economics department for studies on interest rate trends and of the Adviser's stock research analysts for consultation on the qualitative aspects of credit analysis which enable the Adviser to establish its own credit ratings for issuers of senior securities. The Adviser believes it is important to have this combination of specialized skills available for developing the proper investment strategies for the Funds. The Adviser subscribes to leading bond information services and receives directly published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

         As a matter of fundamental policy, SCIT may not:

         1. borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

         2. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         3. make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objective and policies and the entry into repurchase agreements may be deemed to be loans;

         4. Issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

         5. with respect to 75% of the Fund's total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, cash and cash equivalents and securities of other investment companies), provided that the amount of the total assets of the Fund that may be invested in the securities of any one issuer will, instead, be limited in accordance with federal law, regulation and regulatory interpretation applicable to money market funds, as amended from time to time;

         6. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein);

         7. purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances.

         In addition, although not a matter of fundamental policy, SCIT may not:

         (a) borrow money in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, borrow other than from banks or in connection with reverse repurchase agreements;

         (b) purchase or sell interests in oil, gas or other mineral leases, or exploration or development programs (although they may invest in securities of issuers which own or invest in such interests);

         (c) pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by Investment Restriction (1), it may pledge securities having a market value at the time of pledge not exceeding 15% of the cost of the Fund's total assets;

         (d) purchase or sell any put or call options or any combination thereof, not including warrants;

         (e) purchase restricted securities (for these purposes restricted security means a security with a legal or contractual restriction on resale in the principal market in which the security is traded), including repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result more than 10% of SCIT's net assets (valued at market at purchase) would be invested in such securities;

         (f) purchase securities if, as a result thereof, more than 5% of the value of SCIT's net assets would be invested in restricted securities;

         (g) invest in the securities of other investment companies, except by purchase in the open market when no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made on the open market, is part of a plan of merger or consolidation;

         (h)      purchase or sell real estate limited partnership interests;

         (i) invest more than 5% of its total assets in the securities of any one issuer or subject to puts from any one issuer, except U.S. Government securities, provided that the Fund may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Fund's Adviser;

         (j) invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Adviser to be of comparable quality;

         (k) invest more than the greater of $1,000,000 or 1% of total assets in second tier securities of any one issuer;

         (l) invest more than 10% of its total assets in securities subject to an unconditional put issued by any one institution;

         (m) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, or borrow other than from banks;

         (n) make loans unless all loans of portfolio securities are fully collateralized and marked to market daily;

         (o) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (p) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or director of the Trust or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (q) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within 7 days provided that the fund will not invest more than 5% of its total assets in restricted securities;

         (r) purchase securities of any issuer with a record of less than three years continuous operation, including predecessors, except obligations issued or guaranteed by the U.S. Government or its agencies, if such purchase would cause the Fund's investments in all such issuers to exceed 5% of the Fund's total assets taken at market value.

         As a matter of fundamental policy, unless and to the extent permitted by an exemptive order of the SEC, Treasury Fund may not:

         1. borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements, provided that the Fund maintains asset coverage of 300% for all borrowings;

         2. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         3. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         4. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans; or

         5. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction.

         Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         Although not a matter of fundamental policy Treasury Fund may not:

         (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (e) invest more than 10% of its net assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days, and the Fund will not invest more than 10% of its total assets in restricted securities;

         (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

         (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

         (h) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

         (i) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, or borrow other than from banks;

         (j) purchase or sell any put or call options or any combination thereof;

         (k)      purchase or sell real estate limited partnership interests;

         (l) invest more than 5% of its total assets in the securities of any one issuer or subject to puts from any one issuer, except U.S. Government securities, provided that the Fund may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Fund's Adviser;

         (m) invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Adviser to be of comparable quality;

         (n) invest more than the greater of $1,000,000 or 1% of total assets in second tier securities of any one issuer;

         (o) invest more than 10% of its total assets in securities subject to an unconditional put issued by any one institution; or

         (p) make loans unless all loans of portfolio securities are fully collateralized and marked to market daily.

                                    PURCHASES

   (See "Purchases" and "Transaction information" in each Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, Account
Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a United States bank.

         If shares of a Fund are purchased with a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds


         To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King Jr., Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans' Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.


Additional Information About Making Subsequent Investments by QuickBuy



         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Share Price

         Purchases made by check will be filled without sales charge at the close of regular trading on the Exchange on the day the check is received by the Transfer Agent in good order. Net asset value of each Fund normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in either
Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         If purchases and redemptions of shares of either Fund are arranged and settlement is made at the investor's election through a member of the NASD, other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service. The Trustees of each Fund and Scudder Investor Services, Inc., the Funds' principal underwriter, each has the right to limit, for any reason, the amount of purchases and to refuse to sell to any person. The Board of Trustees of each Fund and Scudder Investor Services, Inc. may suspend or terminate the offering of shares of their respective Fund at any time for any reason.


         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

         The Funds may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                      (See "Exchanges and redemptions" and
              "Transaction information" in each Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in each Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing.

Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in each Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Write-a-Check

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Write-a-Check" procedure.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. Neither Fund imposes a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and including exchanges and redemptions by Write-a-Check, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by each Fund's Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.


         SCIT reserves the right, with regard to those investors who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, to assess an annual $10.00 per fund account charge with the fee to be reinvested in the Fund. SCIT also reserves the right to waive this fee. The $10.00 charge will not apply to accounts of shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund also reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts with a value below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

         Treasury Fund shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

             (See "Shareholder benefits" in each Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

-------------------------------------------------------------------------------------------------------------------
                              Scudder                                                         No-Load Fund with
                          Pure No-Load(TM)                              Load Fund with            0.25% 12b-1
         YEARS                Fund                 8.50% Load Fund      0.75% 12b-1 Fee               Fee
-------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
-------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
-------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
-------------------------------------------------------------------------------------------------------------------

         Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet Access


World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.


Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be given to the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. See "How to contact Scudder" in each Fund's prospectus for the address. Please include your account number with your written request.

         Reinvestment is usually made on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.


Scudder Investor Centers


         Investors may visit any of the Centers maintained by Scudder Investor Services, Inc. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Funds' prospectuses.

Diversification

         Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification helps protect you against the risks associated with concentrating in fewer securities or in a specific market sector.

Reports to Shareholders

         Each Fund issues to their respective shareholders semiannual financial statements (audited annually by independent accountants), including a list of investments held and statements of assets and liabilities, operations, changes in net assets, and financial highlights for each Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


      (See "Investment products and services" in the Funds' prospectuses.)


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET


         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.



TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.




         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.



----------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


U.S. INCOME


         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.


GLOBAL INCOME


         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.


ASSET ALLOCATION


         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.



----------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME
         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.


         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.


         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.




         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
             Automatic Withdrawal Plan" in each Fund's prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Funds' distributor depending on the provisions of the relevant plan or IRA.


         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.


Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.


         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)



                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting                                           Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699


         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)



                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------------------------------------------------------
         Starting                                           Annual Rate of Return
          Age of             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate on which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in each Fund's prospectus. Any such requests must be received by the Funds' transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the respective Trust, or its agent on written notice, and will be terminated when all shares of a Fund under the Plan have been liquidated or upon receipt by the respective Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, each Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         Each Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan


         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.


         Each Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.


                                    DIVIDENDS

                       (See "Distribution and performance
                    information--Dividends and capital gains
                   distributions" in each Fund's prospectus.)

         The net income of each Fund is determined as of the close of regular trading on the Exchange, usually 4 p.m. eastern time on each day the Exchange is open for trading.


         All the net investment income and all net realized short-term capital gains and net realized short and long-term capital losses of SCIT so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at 12:00 noon after the purchase and redemption of shares. Any losses may be included in the daily dividend for such number of days as is deemed appropriate in order to avoid a disproportionate impact on holders of shares of beneficial interest of the Fund on any one day on which a dividend is declared. All the net investment income and all realized capital gains and losses on securities held for one year or less (short-term capital gain/loss) of Treasury Fund so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the regular close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends within four business days after the dividend is calculated. Dividends will be invested at the net asset value per share, normally $l.00, determined as of the close of regular trading on the Exchange on the last business day of each month.


         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net investment income in respect of a subsequent semiannual accounting period.

         Net investment income (from the time of the immediately preceding determination thereof) consists of all interest income accrued on the portfolio assets of a Fund, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Expenses of each Fund, including the management fee payable to the Adviser, are accrued each day.

         Normally, each Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Fund determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Fund may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Because the net investment income of each Fund is declared as a dividend each time the net investment income of the Fund is determined, the net asset value per share of each Fund (i.e., the fair value of the net assets of the Fund divided by the number of shares of the Fund outstanding) will remain at $l.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net income is a negative amount.

         Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Neither Fund anticipates realizing any long-term capital gains.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in each Fund's prospectus.)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield


         Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield for the seven-day period ended June 30, 1997 was 4.75% for SCIT and 4.50% for Treasury Fund. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1997 would have been 4.15%.


Effective Yield

         Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1)^365/7] - 1.


         The effective yield for the seven-day period ended June 30, 1997 was 4.86% for SCIT and 4.60% for Treasury Fund. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1997 would have been 4.60%. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1997 would have been 4.25%.


         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of each Fund's expenses.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1
         Where:

                  P        =        a hypothetical initial investment of $1,000
                  T        =        Average Annual Total Return
                  n        =        number of years
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Average Annual Total Return for periods ended June 30, 1997


                        One         Five         Ten
                        Year        Years       Years
                        ----        -----       -----


SCIT*                4.73%          4.00%       5.51%
Treasury Fund**      4.58%          3.93%       5.18%


         * If the Adviser had not absorbed a portion of SCIT expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1997, would have been lower.


         ** If the Adviser had not absorbed a portion of Treasury Fund expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended June 30, 1997, would have been approximately 4.29%, 3.68% and 5.02%.


Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1
         Where:

                  C        =        Cumulative Total Return
                  P        =        a hypothetical initial investment of $1,000
                  ERV      =        ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

             Cumulative Total Return for periods ended June 30, 1997


                        One         Five         Ten
                        Year        Years       Years
                        ----        -----       -----


SCIT*                  4.73%       21.69%       70.94%
Treasury Fund**        4.58%       21.25%       65.73%


         * If the Adviser had not absorbed a portion of SCIT's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1997, would have been lower.


         ** If the Adviser had not absorbed a portion of Treasury Fund's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended June 30, 1997, would have been approximately 4.23%, 20.90% and 65.08%.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the manner as cumulative total return.

         Quotations of the Funds' performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.


         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio managers, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.


Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in each Fund's prospectus.)

         Scudder Cash Investment Trust is a Massachusetts business trust established under a Declaration of Trust dated December 12, 1975. Treasury Fund is a Massachusetts business trust established under a Declaration of Trust dated April 4, 1980. On February 12, 1991, the Board of Trustees of Treasury Fund approved the change in name from Scudder Government Money Fund to Scudder U.S. Treasury Money Fund. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, par value $.01 per share, all of which are one class and have equal rights as to voting, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this combined Statement of Additional Information and in each Fund's prospectus. The Trustees of both Funds have the authority to issue more than one series of shares, but have no present intention to do so.

         The Trustees of Treasury Fund, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of Treasury Fund.

         Each Fund has a Declaration of Trust which provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund involved except if it is determined in the manner provided in the Declarations of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in each Fund's prospectus.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Funds. This organization is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced Scudder International Fund, Inc., the first mutual fund registered with the SEC in the

United States investing internationally in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

          Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for both SCIT and Treasury Fund as well as other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Funds. Purchase and sales orders for each Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.


         Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

         Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees have approved an investment management agreement with Scudder Kemper Investments, Inc. which is substantially identical to the current investment management agreement to become effective upon the termination of the current investment management agreement.


Scudder Cash Investment Trust


         The Investment Advisory Agreement between SCIT and the Adviser (the "Agreement"), dated November 12, 1985, will remain in effect until September 30, 1998 and will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or SCIT cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of SCIT. The Agreement was last approved by the Trustees (including a majority of the Trustees who are not such "interested persons") on August 12, 1997 and by the shareholders of the Fund on November 3, 1987. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides SCIT investment management of the assets of the Fund in accordance with the investment objectives, policies and restrictions set forth, and determines what securities shall be purchased for SCIT, what securities shall be held or sold by SCIT, and what portion of SCIT's assets shall be held uninvested, subject always to the provisions of SCIT's Declaration of Trust and By-Laws, and of the 1940 Act and to SCIT's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of SCIT may from time to time establish. The Adviser also advises and assists the officers of SCIT in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of SCIT.

         The Adviser furnishes the Trust's Board of Trustees periodic reports on the investment performance of the Fund and on the performance of its obligations regarding this agreement as well as additional reports and information as the Trust's officers or Board of Trustees shall reasonably request.

         The Adviser furnishes for the use of the Fund office space and facilities in the United States as the Fund may require for its reasonable needs, and also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining or causing to be maintained for the Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Agreement also provides that the Fund is granted a nonexclusive right and sublicense to use the "Scudder" name and mark as part of the Trust's name, and the Scudder Marks in connection with the Corporation's investment product and services.


         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of SCIT and makes available, without expense to the Fund, the services of such Trustees, officers and employees as may duly be elected Trustees, officers or employees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For these services SCIT pays a monthly fee at an annual rate of
0.50 of 1% of the first $250  million of the Fund's  average  daily net  assets,
0.45 of 1% on the next $250 million of such net assets, 0.40 of 1% of the next $500 million of such net assets and 0.35 of 1% on such net assets in excess of $1 billion.


         Until October 31, 1998, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of average daily net assets of the Fund.

         For the fiscal years ended June 30, 1995, 1996 and 1997 the investment advisory fee was $6,372,462, $5,898,959 and $5,944,464, respectively.

         The Agreement also provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Trust, the Fund or its shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.


Scudder U.S. Treasury Money Fund


         The Investment Management Agreement between Treasury Fund and the Adviser (the "Agreement") was last approved by the Trustees on August 12, 1997 and by the shareholders on November 13, 1990. The Agreement is dated November 14, 1990 and will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of a majority of the Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


         Under the Agreement, the Adviser regularly provides Treasury Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for Treasury Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The  Adviser  pays  the  compensation  and  expenses  of all  Trustees, officers and executive employees of Treasury Fund (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) who are affiliated persons of the Adviser and makes available, without expense to Treasury Fund, the services of the directors, officers and employees of the Adviser as may duly be elected officers of Treasury Fund, subject to their individual consent to serve and to any limitations imposed by law and provides the Fund's office space and facilities.


         For these services, Treasury Fund pays the Adviser a fee equal to 0.50 of 1% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended June 30, 1995, 1996 and 1997 the investment advisory fee imposed was $939,421, $890,672 and $893,667, respectively and the fees not imposed amounted to $967,383, $1,077,479 and $1,202,181, respectively.

         The Adviser has agreed until October 31, 1998 not to impose all or a portion of its investment management fee and take other action, to the extent necessary, to maintain the annualized expenses of Treasury Fund at not more than 0.65% of average daily net assets. The Adviser retains the ability to be repaid by the Treasury Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Treasury Fund's expenses and improve its performance.


         Under the Agreement, Treasury Fund is responsible for all its other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Treasury Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of shares of the Fund. (See "DISTRIBUTOR" for expenses paid by Scudder Investor Services, Inc.) Treasury Fund is also responsible for expenses of shareholder meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

SCIT and Treasury Fund


         The expense ratios for SCIT for the fiscal years ended June 30, 1995, 1996, and 1997 were 0.78%, 0.83% and 0.86%, respectively. The ratios of expenses to annual investment income for SCIT for the same years were 13.89%, 14.75%, and 15.63%, respectively. The expense ratios for Treasury Fund for the fiscal years ended June 30, 1995, 1996 and 1997 were 0.65%, 0.65% and 0.65%, respectively.
The ratios of expenses to annual investment income for the same periods were 12.36%, 11.94% and 12.65%, respectively. If reimbursement is required, it will be made as promptly as practicable after the end of a Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.


         Each Agreement also provides a Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees of each Fund who are not "interested persons" of the Fund or the Adviser are represented by independent counsel at that Fund's expense. Dechert Price & Rhoads acts as general counsel for each Fund.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

Scudder Cash Investment Trust


                                                             Principal Occupation**      Position with Underwriter,
Name, Age and Address               Position with Fund       and Affiliations            Scudder Investor Services, Inc.
---------------------               ------------------       ------------------------    -------------------------------
Daniel Pierce (63)*@                President and Trustee    Chairman of the Board and   Vice President, Director and
                                                             Managing Director of        Assistant Treasurer
                                                             Scudder, Stevens & Clark,
                                                             Inc.

Henry P. Becton, Jr. (53)#          Trustee                  President and General           --
WGBH                                                         Manager, WGBH Educational
125 Western Avenue                                           Foundation
Allston, MA  02134

Dawn-Marie Driscoll (50)            Trustee                  Executive Fellow, Center        --
5760 Flamingo Drive                                          for Business Ethics;
Cape Coral, FL  33904                                        President, Driscoll
                                                             Associates

Peter B. Freeman (65)               Trustee                  Corporate Director and          --
100 Alumni Avenue                                            Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (67)#        Trustee                  President and Director,         --
160 Federal Street                                           Fifty Associates
Boston, MA  02110

Dr. Wesley W. Marple, Jr. (65)      Trustee                  Professor of Business          --
Northeastern University                                      Administration,
360 Huntington Avenue                                        Northeastern University
Boston, MA  02115




                                       37


                                                             Principal Occupation**      Position with Underwriter,
Name, Age and Address               Position with Fund       and Affiliations            Scudder Investor Services, Inc.
---------------------               ------------------       ------------------------    -------------------------------

Jean C. Tempel (54)                 Trustee                  Managing Partner,              --
                                                             Technology Equity Partners

Jerard K. Hartman (64)+             Vice President           Managing Director of           --
                                                             Scudder, Stevens & Clark,
                                                             Inc.

Thomas W. Joseph (58)@              Vice President           Principal of Scudder,       Vice President, Director,
                                                             Stevens & Clark, Inc.       Treasurer & Assistant Clerk

Thomas F. McDonough (50)@           Vice President and       Principal of Scudder,       Clerk
                                    Secretary                Stevens & Clark, Inc.

Pamela A. McGrath (43)@             Vice President and       Managing Director of            --
                                    Treasurer                Scudder, Stevens & Clark,
                                                             Inc.

Edward J. O'Connell (52)+           Vice President and       Principal of Scudder,       Assistant Treasurer
                                    Assistant Treasurer      Stevens and Clark, Inc.

David Wines (41)++                  Vice President           Principal of Scudder,          --
                                                             Stevens & Clark, Inc.

* Messrs. Findlay and Pierce are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser of the Fund, within the meaning of the 1940 Act, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Messrs. Becton, Lee and Lovejoy are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
@        Address:  Two International Place, Boston, Massachusetts  02110
+        Address:  345 Park Avenue, New York, New York  10154
++       Address:  333 South Hope Street, 37th floor, Los Angeles, CA  90071

         As of September 30, 1997 all Trustees and officers of SCIT as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

         To the best of SCIT's knowledge as of September 30, 1997 no person owned beneficially more than 5% of SCIT's outstanding shares.


         The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

Scudder U.S. Treasury Money Fund


                                                             Principal Occupation**      Position with Underwriter,
Name, Age and Address               Position with Fund       and Affiliations            Scudder Investor Services, Inc.
---------------------               ------------------       ------------------------    -------------------------------
David S. Lee (63)*#@                President and Trustee    Managing Director of        President, Assistant Treasurer
                                                             Scudder, Stevens & Clark,   and Director
                                                             Inc.

E. Michael Brown (57)*@             Trustee                  Managing Director of        Assistant Treasurer
                                                             Scudder, Stevens & Clark,
                                                             Inc.


                                       38


                                                             Principal Occupation**      Position with Underwriter,
Name, Age and Address               Position with Fund       and Affiliations            Scudder Investor Services, Inc.
---------------------               ------------------       ------------------------    -------------------------------

Dawn-Marie Driscoll (50)#           Trustee                  Executive Fellow, Center       --
Driscoll Associates                                          for Business Ethics;
4909 SW 9th Place                                            President, Driscoll
Cape Coral, FL  33914                                        Associates

Peter B. Freeman (65)               Trustee                  Corporate Director and          --
100 Alumni Avenue                                            Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (67)#        Trustee                  President and Director,         --
50 Congress Street, Suite 543                                Fifty Associates
Boston, MA 02110

Jean C. Tempel (54)                 Trustee                  General Partner, TL             --
Ten Post Office Square                                       Ventures
Suite 1325
Boston, MA 02109-4603

Jerard K. Hartman (64)+             Vice President           Managing Director of           --
                                                             Scudder, Stevens & Clark,
                                                             Inc.

Thomas W. Joseph (58)@              Vice President           Principal of Scudder,       Vice President, Director,
                                                             Stevens & Clark, Inc.       Treasurer & Assistant Clerk

David B. Wines (41)++               Vice President           Principal of Scudder,          --
                                                             Stevens & Clark, Inc.

Thomas F. McDonough (50)@           Vice President and       Principal of Scudder,       Clerk
                                    Secretary                Stevens & Clark, Inc.

Pamela A. McGrath (44)@             Vice President and       Managing Director of            --
                                    Treasurer                Scudder, Stevens & Clark,
                                                             Inc.

Edward J. O'Connell (52)+           Vice President and       Principal of Scudder,       Assistant Treasurer
                                    Assistant Treasurer      Stevens & Clark, Inc.




* Messrs. Brown and Lee are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser of the Fund, within the meaning of the 1940 Act.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
# Messrs. Lee and Lovejoy and Ms. Driscoll are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
@        Address:  Two International Place, Boston, Massachusetts  02110
+        Address:  345 Park Avenue, New York, New York  10154
++       Address:  333 South Hope Street, 37th floor, Los Angeles, CA  90071

         To the best of the Trust's knowledge, as of September 30, 1997, all Trustees and officers of the Treasury Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of the Fund outstanding on such date.

         To the best of the Trust's knowledge, as of September 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares.


         The Trustees and officers of Treasury Fund also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION


Responsibilities of the Board--Board and Committee Meetings

         Each Fund's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of each Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees for each Fund meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

         The Independent Trustees for SCIT met nineteen times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above.

         The Independent Trustees for Treasury Fund met nineteen times during 1996, including Board and Committee meetings and meetings to review the Fund's contractual arrangements as described above.

Compensation of Officers and Trustees

         The Independent  Trustees receive the following  compensation from each
Fund: as of July 1, 1997 a revised annual trustee's fee of $4,800; a revised fee of $200 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between each Fund and the Adviser or any affiliate of the Adviser; $100 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance. For the year ended June 30, 1997, such fees aggregated $38,301 for SCIT and $31,125 for Treasury Fund.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from each Trust and from all of Scudder funds as a group.


                                           Scudder Cash       Scudder U.S. Treasury
                    Name                 Investment Trust          Money Fund                  All Scudder Funds
                    ----                 ----------------          ----------                  -----------------

       Henry P. Becton, Jr.,**               $8,900                    --                       $91,012 (16 funds)
       Trustee

       Dawn-Marie Driscoll,                  $9,500                     $9,500                 $103,000 (16 funds)
       Trustee

       Peter B. Freeman,*                    $9,500                    --                      $131,734 (33 funds)
       Trustee

       George M. Lovejoy, Jr.,               $9,500                     $9,500                 $124,512 (13 funds)
       Trustee

       Dr. Wesley W. Marple, Jr.#**            --                      --                      $106,812 (16 funds)

       Jean C. Tempel,#                        --                       $9,200                 $102,895 (16 funds)
       Trustee

*        Mr. Freeman became a Trustee of Treasury Fund on July 1, 1997.
# Ms. Tempel and Dr. Marple became Trustees of the Investment Trust on October 24, 1997.
** Mr. Becton and Dr. Marple become Trustees of the Treasury Fund on October 24, 1997.

         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR

         Both Funds have an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation.

         As agent, the Distributor currently offers shares of both Funds on a continual basis to investors in all states in which the Funds may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accept orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

Scudder Cash Investment Trust


         SCIT's underwriting agreement dated July 20, 1976 will remain in effect until September 30, 1998 and from year to year only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. SCIT has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws and to assume the cost of preparation of prospectuses and other expenses. The Distributor pays all expenses of printing prospectuses used in offering shares (other than prospectuses used by SCIT for transmission to shareholders, for which the Fund pays printing expenses), expenses, other than filing fees, of qualification of SCIT's shares in various states, including registering SCIT as a dealer, and all other expenses in connection with the offer and sale of shares which are not specifically allocated to the Funds. The underwriting agreement was last approved by the Trustees on August 12, 1997.


Scudder U.S. Treasury Money Fund


         Treasury Fund's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the

Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of Treasury Fund. The underwriting agreement was last approved by the Trustees on August 12, 1997.


         Under the principal underwriting agreement, Treasury Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering Treasury Fund as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses, notices, proxy statements, reports or other communications (including newsletters) to shareholders of Treasury Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both Treasury Fund and the Distributor. Although Treasury Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, Treasury Fund will also pay those fees and expenses permitted to be paid or assumed by Treasury Fund pursuant to a 12b-1 Plan, if any, adopted by Treasury Fund, notwithstanding any other provision to the contrary in the underwriting agreement and Treasury Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of Treasury Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

                                      TAXES

                (See "Transaction information--Tax identification
        number" and "Distribution and performance information--Dividends and capital gains distributions" in each Fund's prospectus.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. Each Fund intends to distribute, at least annually, all of its investment company taxable income and net realized capital gains.

         The Funds are subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year (although investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution using their actual taxable year), and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Funds.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Since no portion of the Funds' income is comprised of dividends from domestic corporations, none of the income distributions of the Funds is eligible for the deduction for dividends received by corporations.


         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss that are designated as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund involved have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month are deemed to have been received by shareholders on December 31 if paid in January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though a Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Funds which must be distributed to shareholders in order to maintain the qualification of the Funds as regulated investment companies and to avoid federal income tax at the level of the Funds. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.


         A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income (up to $2,000 per individual for married couples if only one spouse has earned income) for any taxable year only if (i) neither the individual nor a spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and a spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


         The Funds will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains (and proceeds from the redemption or exchange of the shares of a regulated investment company if the funds fail to maintain a constant $1.00 NAV per share) may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds' shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

         Each Fund is organized as a Massachusetts business trust and, provided that it qualifies as a regulated investment company for federal income tax purposes, is not liable for any income or franchise tax in the Commonwealth of Massachusetts.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by the shareholder, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this combined Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

         To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Funds through the Distributor, which in turn places orders on behalf of the Funds with other brokers and dealers. The Distributor will receive no commissions, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

         A Fund's purchases and sales of portfolio securities are generally placed by the Adviser with the issuer or a primary market maker for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities but only if a Fund would obtain the most favorable net results, including such fee, on a particular transaction. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. To date, no brokerage commissions have been paid.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Funds' portfolios is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Funds to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers, who supply research, market and statistical information to the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities;  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  and  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Funds to pay a brokerage commission

(to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of the Funds. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.


         Although certain research, market and statistical information from brokers and dealers can be useful to the Funds and to the Adviser, it is the opinion of the management of the Funds that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         The Trustees of each Fund review from time to time whether the recapture for the benefit of each Fund of some portion of the brokerage commissions or similar fees paid by each Fund on portfolio transactions is legally permissible and advisable. To date, no such recapture has been effected.

                                 NET ASSET VALUE


         The net asset value per share of each Fund is computed twice daily as of twelve o'clock noon and the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day when the Exchange is open for trading. The Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. Net asset value is determined by dividing the total assets of a Fund, less all of its liabilities, by the total number of shares of that Fund outstanding. The Funds use the penny-rounding method of security valuation as permitted under Rule 2a-7 under the 1940 Act. Under this method, portfolio securities for which market quotations are readily available and which have remaining maturities of more than 60 days from the date of valuation are valued at market. Short-term securities purchased with remaining maturities of 60 days or less shall be valued by the amortized cost method; if acquired with remaining maturities of 61 days or more, the cost thereof for purposes of valuation is deemed to be the value on the 61st day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of each Fund. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. Determinations of net asset value per share for each Fund made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.


                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

         The Funds are organizations of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         Both Funds have a fiscal year ending on June 30.

         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         The CUSIP number of Scudder Cash Investment Trust is 811118-10-8.

         The CUSIP number of Scudder U.S. Treasury Money Fund is 81123P-10-6.

         "Scudder Cash Investment Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated December 12, 1975, and the name "Scudder U.S. Treasury Money Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated April 4, 1980, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. No series is liable for the obligations of any other series. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes the Funds' net asset value. Each Fund pays SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended June 30, 1997, 1996 and 1995, SFAC charged SCIT aggregate fees of $105,874, of which $8,818 was unpaid on June 30, 1997, $104,207 and $99,328. For the fiscal years ended June 30, 1997, 1996 and 1995, SFAC charged Treasury Fund aggregate fees of $ 50,134, $ 49,647 and $45,175.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for both funds. Service Corporation also serves as shareholder service agent for the Funds and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds each pay Service Corporation an annual fee of $31.50 for each regular account and $34.50 for each retirement account maintained for a participant. For the fiscal years ended June 30, 1997, 1996 and 1995, Service Corporation charged SCIT aggregate fees of $2,907,025, of which $225,977 was unpaid on June 30, 1997, $2,884,988, and $4,218,266. For the fiscal years ended June 30, 1997, 1996 and 1995, Service Corporation charged Treasury Fund aggregate fees of $710,792, $682,565 and $988,611.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts. The Funds each pay Scudder Trust Company an annual fee of $34.50 for each account maintained for a participant. For the fiscal years ended June 30, 1997 and 1996, Scudder Trust Company's fees amounted to $1,699,834 of which $155,350 was unpaid June 30, 1997 and $1,431,726 for SCIT and $525,821 and
$447,05 for Treasury Fund.


         This Statement of Additional Information contains the information of both Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

         Each Fund's prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to the Funds and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Cash Investment Trust


         The financial statements, including the investment portfolio, of Scudder Cash Investment Trust, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto on pages 6 through 17, inclusive, in the Annual Report to the Shareholders of the Fund dated June 30, 1997, and are hereby deemed to be a part of this combined Statement of Additional Information.


Scudder U.S. Treasury Money Fund


         The  financial  statements,  including  the  investment  portfolio,  of
Scudder U.S. Treasury Money Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto on pages 8 through 17, inclusive, in the Annual Report to the Shareholders of the Fund dated June 30, 1997, and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'f-1+.' Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Scudder
Cash Investment Trust

Annual Report
June 30, 1997

Pure No-Load(TM) Funds

A money market fund for investors seeking stability and liquidity of capital and current income.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER [LOGO]

                                Table of Contents

 2  In Brief
 3  Letter from the Fund's President
 4  Portfolio Management Discussion
 7  Investment Portfolio
11  Financial Statements
14  Financial Highlights
15  Notes to Financial Statements
17  Report of Independent Accountants
20  Officers and Trustees
21  Investment Products and Services
22  Scudder Solutions
                                    In Brief

o Your Fund's investments in ultra short-term, high-quality securities contributed to a total return of 4.73% for the fiscal year ended June 30, 1997. The Fund's 30-day net annualized yield at the end of June was 4.73%.


o The Fund has recently adopted more flexible guidelines, and can now average out to 90 days in maturity to take advantage of the slightly higher yields on longer-maturity investments in the money-market universe.

o As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. At the end of June, the Fund's average maturity stood at 73 days.

                     Page 2 -- Scudder Cash Investment Trust

                        Letter From the Fund's President

Dear Shareholders,

     Throughout Scudder Cash Investment Trust's 1997 fiscal year, inflation remained dormant, yet investors responded to strong economic growth as if higher prices were just around the corner. At the end of March, the Federal Reserve Board engineered a small increase in short-term interest rates, taking aim at inflation before many economists were aware it was a serious threat. The anticipation of this event in the financial markets affected all types of fixed-income investments. However, those most sensitive to changes in the level of interest rates -- longer-maturity bonds -- were the hardest hit.

     In contrast, your Fund's focus on the shortest-maturity and highest-quality money market securities permitted the Fund's share price to remain impervious to market volatility in keeping with its objective of maintaining a stable $1.00 share price. As the Fund's portfolio managers explain in the following letter, steps were also taken during the period to improve the Fund's yield.

     We would like to take this opportunity to introduce a newcomer to Scudder's mutual fund lineup: Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a relatively conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States. For a complete listing of Scudder's mutual fund offerings, see page 21.

     Despite near-term uncertainty, we believe the global economic landscape provides an excellent long-term backdrop for fixed-income investors. In the report that follows, your Fund's managers discuss the events of the past 12 months as well as their outlook for fiscal year 1998. Thank you for choosing Scudder Cash Investment Trust to help meet your investment needs. Please do not hesitate to call Investor Relations at 1-800-225-2470 with any questions, or visit our Web site at http://funds.scudder.com.

     Sincerely,


     /s/ David S. Lee
     David S. Lee
     President,
     Scudder Cash Investment Trust

                     Page 3 -- Scudder Cash Investment Trust

                         Portfolio Management Discussion

Dear Shareholders,

Over the course of your Fund's 1997 fiscal year, investors continued to grapple with an interesting paradox: growth without inflation. As the economy began its sixth year of uninterrupted growth, economists and other market pundits strained to see rising prices behind each new release of positive economic data. But inflation was nowhere in sight. The economy heated up in earnest in late 1996 and went on to deliver 5.9% GDP growth in the first quarter of 1997. Unemployment dropped to its lowest level since 1973, and investors widely anticipated March's increase in the federal funds rate. After much interim volatility, fixed-income investments rallied in the remaining weeks through June 30, as data began to suggest that growth in the second quarter would be slower.

Your Fund's investments in ultra short-term, high-quality securities helped it successfully navigate the changing tides of investor sentiment that proved detrimental to longer-maturity bonds during the period. Scudder Cash Investment Trust maintained its $1.00 share price throughout the period and, as interest rates edged higher, was able to provide a high level of income, contributing to a total return of 4.73% for the fiscal year. The Fund's 30-day net annualized yield at the end of June was 4.73%.

                             Fund Loosens Investment
                               Restrictions, Seeks
                                  Higher Yield

During the fiscal year, Scudder elected to discontinue having the Fund rated by independent agencies such as Standard & Poor's. In the past, the Fund sought and achieved the highest rating (AAA) in part by restricting the average maturity of the portfolio and by investing only in the highest-rated securities.

By eliminating these stringent agency guidelines, the Fund has greater flexibility to pursue a higher level of income. However, we intend to take a conservative approach when adding credit risk to the Fund, in accordance with the strict credit limitations mandate we have established with our credit research group.

In order to achieve a AAA rating by Standard & Poor's, the Fund had to limit the average maturity of its holdings to 60 days. The Fund can now extend to an average maturity of 90 days and take advantage of the slightly higher yields on longer-maturity investments in the money-market universe. Previously, the Fund was also unable to own A2/P2 commercial paper if it wished to achieve its AAA rating. A2/P2 commercial paper is generally issued by companies that pose a slightly greater credit risk than those of the highest quality. Utilizing Scudder's extensive corporate bond research talents, we believe we are able to identify A2/P2 issuers that offer higher yielding paper with what we believe is minimal added risk. That said, portfolio concentration in A2/P2 paper during the year was below 5% at any given time.


                     Page 4 -- Scudder Cash Investment Trust

                               Maturity Management
                                   Adds Value

Few tools are as important to the management of a money-market portfolio as its average maturity. From the start of the fiscal year, the Fund's average maturity remained below 50 days through the end of October. During this time, we anticipated interest rates would rise and sought to avoid any potential price volatility, confident that higher reinvestment rates were on the horizon. As rates edged higher on evidence of stronger economic growth late last year, we began to extend the Fund's average maturity. It wasn't until after the Federal Reserve raised short-term rates in March, however, that the average maturity was extended beyond 60 days. At the end of June, the Fund's average maturity stood at 73 days.

                              A Cautionary Outlook

By the end of June, longer-maturity bonds had recovered from their late-March selloff, and a host of crucial economic reports suggested that inflation is less of a threat than many predicted. The six-year-old expansion may very well wind down, paving the way for lower interest rates and a sustained bond market rally. Importantly, profit expectations may be overly optimistic, given that many companies are unable to raise prices. Also, at 5.5% the current federal funds rate does not constitute "easy money" in our view.

But the timing of an economic downturn is difficult to predict. For now, growth is strong and reported profits continue to exceed expectations. Although the Fed left interest rates unchanged at its May 20



                     Page 5 -- Scudder Cash Investment Trust
and July 2 meetings, it may find sufficient reason to raise rates later this year. Given this uncertain outlook for investors in longer-dated fixed-income instruments, we believe Scudder Cash Investment Trust will likely have another chance to demonstrate the value of owning a short-term investment vehicle as part of a well-diversified portfolio. Plus, with our newly broadened average maturity guidelines, we intend to take advantage of any future rate increases to boost the Fund's yield.

Sincerely,

Your Portfolio Management Team

/s/David B. Wines             /s/Stephen L. Akers
David B. Wines                Stephen L. Akers


/s/Debra A. Hanson            /s/K. Sue Cote
Debra A. Hanson               K. Sue Cote


                         Scudder Cash Investment Trust:
                          A Team Approach to Investing

Scudder Cash Investment Trust is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager David B. Wines assumed responsibility for the Fund's day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has eight years of investment industry experience. Stephen L. Akers, Portfolio Manager, joined the Fund's team in 1994 and has managed several fixed-income portfolios since joining Scudder in 1984. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 13 years experience working with short-term fixed-income investments.

                     Page 6 -- Scudder Cash Investment Trust

                                 Investment Portfolio as of June 30, 1997

                                                                                             Principal              Value ($)
                                                                                             Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 3.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 6/30/97 at 5.9%, to be repurchased at $46,534,625 on 7/1/97, collateralized by a $40,843,000 U.S. Treasury
  Note, 9.125%, 5/15/09 ....................................................................  46,527,000            46,527,000
Repurchase Agreement with State Street Bank and Trust Company dated 6/30/97 at 5.6%, to be repurchased at $5,034,783 on 7/1/97, collateralized by a $5,100,000 U.S. Treasury
  Bond, 6%, 5/31/98 ........................................................................   5,034,000             5,034,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $51,561,000)                                                                      51,561,000
------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 56.9%
------------------------------------------------------------------------------------------------------------------------------
Health 1.7%
Pharmaceuticals
Schering Corp., 5.56%, 7/8/97* .............................................................  24,625,000            24,594,692
                                                                                                                   -----------
Communications 5.2%
Telephone/Communications
Ameritech Corp., 5.62%, 10/28/97* ..........................................................  20,000,000            19,628,000
Ameritech Corp., 5.535%, 12/22/97* .........................................................  35,000,000            34,050,625
BellSouth Telecommunications Inc., 5.525%, 9/15/97* ........................................  20,000,000            19,761,728
                                                                                                                   -----------
                                                                                                                    73,440,353
                                                                                                                   -----------
Financial 41.7%
Banks 10.0%
Abbey National North America, 5.295%, 8/11/97* .............................................  20,000,000            19,871,246
Abbey National North America, 5.5%, 11/26/97 ...............................................  40,000,000            39,957,262
Chase Bank USA, 5.55%, 11/13/97* ...........................................................  10,000,000             9,982,806
Chase Manhattan Bank, 5.53%, 7/31/97 .......................................................  10,000,000             9,997,622
Private Export Funding Corp., 5.39%, 8/25/97* ..............................................  24,990,000            24,775,499
Private Export Funding Corp., 5.53%, 12/23/97* .............................................  40,000,000            38,937,777
                                                                                                                   -----------
                                                                                                                   143,522,212
                                                                                                                   -----------
Insurance 5.2%
Prudential Funding Corp., 5.33%, 7/15/97* ..................................................  10,000,000             9,976,948
Prudential Funding Corp., 5.28%, 8/29/97* ..................................................  20,000,000            19,816,396
Prudential Funding Corp., 5.73%, 10/14/97* .................................................  45,000,000            44,260,650
                                                                                                                   -----------
                                                                                                                    74,053,994
                                                                                                                   -----------
Business Finance 3.5%
CIT Group Holdings Inc., 5.63%, 7/30/97* ...................................................  20,000,000            19,908,005
Corporate Asset Funding Corp., 5.52% 7/15/97* ..............................................  30,000,000            29,935,600
                                                                                                                   -----------
                                                                                                                    49,843,605
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                       7 -- Scudder Cash Investment Trust

                                                                                             Principal              Value ($)
                                                                                             Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Consumer Finance 5.2%
FCar Owner Trust I, 5.58%, 9/8/97* .........................................................  25,300,000            25,025,987
Ford Motor Credit Co., 5.66%, 10/9/97* .....................................................  30,000,000            29,537,589
Household Finance Corp., 5.65%, 7/29/97* ...................................................  20,000,000            19,911,057
                                                                                                                   -----------
                                                                                                                    74,474,633
                                                                                                                   -----------
Other Financial Companies 17.8%
American General Finance Corp., 5.34%, 7/2/97* .............................................  20,000,000            19,993,840
American General Finance Corp., 5.61%, 7/8/97* .............................................  40,000,000            39,950,486
Associates Corp. of North America, 5.65%, 8/5/97* ..........................................  40,000,000            39,778,888
Avco Financial Services Inc., 5.57%, 7/15/97* ..............................................  25,000,000            24,942,370
Avco Financial Services, Inc., 5.53%, 9/11/97* .............................................  30,000,000            29,661,158
Credit Suisse First Boston Corp., 5.527%, 4/15/98 ..........................................   9,617,941             9,617,941
General Electric Capital Corp., 5.55%, 8/12/97* ............................................  40,000,000            39,734,828
General Electric Capital Corp., 5.42%, 8/13/97* ............................................  20,000,000            19,865,356
Rincon Securities Inc., 5.57%, 9/9/97* .....................................................   6,000,000             5,934,088
Transamerica Finance Corp., 5.275%, 8/14/97* ...............................................  24,000,000            23,834,756
                                                                                                                   -----------
                                                                                                                   253,313,711
                                                                                                                   -----------
Manufacturing 5.1%
Office Equipment/Supplies
Pitney Bowes Credit Corp., 5.52%, 7/28/97* .................................................  25,000,000            24,896,500
Pitney Bowes Credit Corp., 5.64%, 10/7/97* .................................................  10,000,000             9,848,869
Pitney Bowes Credit Corp., 5.64%, 10/8/97* .................................................  22,000,000            21,664,205
Pitney Bowes Credit Corp., 5.63%, 11/17/97* ................................................  16,000,000            15,652,800
                                                                                                                   -----------
                                                                                                                    72,062,374
                                                                                                                   -----------
Energy 1.7%
Oil & Gas Production
Atlantic Richfield Co., 5.65%, 10/7/97* ....................................................  25,000,000            24,622,173
                                                                                                                   -----------
Utilities 1.5%
Electric Utilities
Pacific Gas & Electric Co., 5.51%, 7/22/97* ................................................  22,000,000            21,929,288
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $811,949,892)                                                                         811,857,035
------------------------------------------------------------------------------------------------------------------------------
Certificates Of Deposit 9.6%
------------------------------------------------------------------------------------------------------------------------------
Chase Bank Delaware, 5.81%, 12/5/97 ........................................................  15,000,000            14,998,495
Federal Farm Credit Bank, 5.6%, 11/3/97 ....................................................  10,000,000            10,001,600
LaSalle National Bank, 5.81%, 12/2/97 ......................................................  10,000,000             9,999,015
Mellon Bank Corp., 6.13%, 9/9/97 ...........................................................  15,000,000            15,004,846

    The accompanying notes are an integral part of the financial statements.


                       8 -- Scudder Cash Investment Trust

                                                                                              Principal             Value ($)
                                                                                              Amount ($)             (Note A)
------------------------------------------------------------------------------------------------------------------------------
Morgan Guaranty Trust Company, 5.955%, 6/22/98 .............................................  36,500,000            36,488,094
Morgan Guaranty Trust Company, 5.71%, 1/6/98 ...............................................  10,000,000             9,986,621
National Bank of Detroit, 5.76%, 2/3/98 ....................................................  10,000,000             9,989,081
NationsBank of South Carolina, N.A., 5.55%, 7/24/97 ........................................  30,000,000            30,000,000
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $136,484,761)                                                                  136,467,752
------------------------------------------------------------------------------------------------------------------------------
U. S. Government Agency Obligations 10.7%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.25%, 7/14/99** ....................................  56,000,000            55,921,600
Student Loan Marketing Association, 5.42%, 10/30/97** ......................................  50,000,000            50,070,500
Student Loan Marketing Association, 5.25%, 7/12/99** .......................................  46,500,000            46,379,100
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $152,500,000)                                                       152,371,200
------------------------------------------------------------------------------------------------------------------------------
Medium-Term and Short-Term Notes 18.5%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.5%
Department & Chain Stores
Wal-Mart Stores Inc. Note, 5.5%, 3/1/98 ....................................................   8,200,000             8,178,352
                                                                                                                   -----------
Financial 18.0%
Banks 14.8%
Bank One, Columbus, N.A., Floating Rate Note, 5.69%, 6/10/98** .............................  30,000,000            29,978,100
Bank of America NT&SA, 5.87%, 1/5/98 .......................................................  35,000,000            35,006,476
Bankers Trust Co., Medium Term Note, 5.71%, 4/14/98** ......................................  30,000,000            30,000,000
FCC National Bank Note, 5.725%, 1/7/98 .....................................................  10,000,000             9,987,351
FCC National Bank Note, 5.73%, 8/21/97 .....................................................  10,000,000             9,997,083
FCC National Bank Note, 5.59%, 11/7/97 .....................................................  31,000,000            30,952,633
Fifth Third Bank, 5.45%, 7/11/97 ...........................................................  25,000,000            24,998,563
Huntington National Bank, 6.2%, 7/8/97 .....................................................   5,000,000             5,000,196
Huntington National Bank, 5.85%, 9/30/97 ...................................................  15,000,000            14,991,775
Pittsburgh National Bank, 5.591%, 7/1/97** .................................................  20,000,000            19,999,973
                                                                                                                   -----------
                                                                                                                   210,912,150
                                                                                                                   -----------
Other Financial Companies 3.2%
American Express Centurion, Floating Rate Bank Note, 5.658%, 4/24/98** .....................  20,000,000            20,000,000
First Bank Minnesota Corp., Floating Rate Bank Note, 5.648%, 11/19/97** ....................  25,000,000            24,997,500
                                                                                                                    ----------
                                                                                                                    44,997,500
------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term and Short-Term Notes (Cost $264,162,501)                                                         264,088,002
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       9 -- Scudder Cash Investment Trust

                                                                                             Principal              Value ($)
                                                                                             Amount ($)             (Note A)
------------------------------------------------------------------------------------------------------------------------------
Fixed Time Deposits 0.7%
------------------------------------------------------------------------------------------------------------------------------
Financial                                                                                                        -------------
National Bank of Detroit, 5.74%, 1/22/98 (Cost $10,000,000) ................................  10,000,000             9,987,966
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $1,426,658,154) (a)                                                    1,426,332,955
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $1,426,658,154. At June 30, 1997, net unrealized depreciation for all securities based on tax cost was $325,199. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $135,052 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $460,251.

    * Bond equivalent yield to maturity; not a coupon rate. (Unaudited)

   ** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of June 30, 1997.

    The accompanying notes are an integral part of the financial statements.


                       10 -- Scudder Cash Investment Trust

                              Financial Statements
                       Statement of Assets and Liabilities
                               as of June 30, 1997

 Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Investments, at value (identified cost $1,426,658,154) .............      $1,426,332,955
                  Cash ...............................................................                 370
                  Receivable for Fund shares sold ....................................          10,244,030
                  Interest receivable ................................................          11,058,021
                  Other assets .......................................................              48,232
                                                                                           ----------------
                  Total assets .......................................................       1,447,683,608

 Liabilities
 ----------------------------------------------------------------------------------------------------------------------------
                  Payable for Fund shares redeemed ...................................          15,636,071
                  Dividends payable ..................................................             253,951
                  Accrued management fee .............................................             492,255
                  Other payables and accrued expenses ................................             677,814
                                                                                           ----------------
                  Total liabilities ..................................................          17,060,091
                  -----------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,430,623,517
                  -----------------------------------------------------------------------------------------
 Net Assets
 ----------------------------------------------------------------------------------------------------------------------------
                  Net assets consist of:
                  Unrealized depreciation on investments .............................            (325,199)
                  Accumulated net realized loss ......................................            (459,101)
                  Paid-in capital ....................................................       1,431,407,817
                  -----------------------------------------------------------------------------------------
                  Net assets, at value                                                      $1,430,623,517
                  -----------------------------------------------------------------------------------------
 Net Asset Value
 ----------------------------------------------------------------------------------------------------------------------------
                  Net Asset Value, offering and redemption price per share
                  ($1,430,623,517/1,430,702,947 outstanding shares of
                  beneficial interest, $.01 par value, unlimited number                    ----------------
                     of shares authorized) ...........................................               $1.00
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                       11 -- Scudder Cash Investment Trust

                             Statement of Operations
                            year ended June 30, 1997

 Investment Income
 ------------------------------------------------------------------------------------------------------------------------------
                  Interest ...........................................................       $  79,522,543
                                                                                           ----------------
                  Expenses:
                  Management fee .....................................................           5,944,464
                  Services to shareholders ...........................................           5,587,530
                  Custodian and accounting fees ......................................             253,722
                  Trustees' fees and expenses ........................................              38,301
                  Reports to shareholders ............................................             395,021
                  Registration fees ..................................................              70,388
                  Legal ..............................................................              33,783
                  Auditing ...........................................................              39,710
                  Other ..............................................................              66,989
                                                                                           ----------------
                  Total expenses before reductions ...................................          12,429,908
                  Expense reductions .................................................              (2,420)
                                                                                           ----------------
                  Expenses, net ......................................................          12,427,488
                  -----------------------------------------------------------------------------------------
                  Net investment income                                                         67,095,055
                  -----------------------------------------------------------------------------------------

 Unrealized gain on investment transactions
 ------------------------------------------------------------------------------------------------------------------------------
                  Net unrealized appreciation during the period on investments .......             911,613
                  -----------------------------------------------------------------------------------------
                  Net gain on investments                                                          911,613
                  -----------------------------------------------------------------------------------------
                  -----------------------------------------------------------------------------------------
                  Net increase in net assets resulting from operations                       $  68,006,668
                  -----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                       12 -- Scudder Cash Investment Trust

                       Statements of Changes in Net Assets
                                                                                   Years Ended June 30,
 Increase (Decrease) in Net Assets                                                 1997             1996
 ---------------------------------------------------------------------------------------------------------------------
                  Operations:
                  Net investment income ...................................    $ 67,095,055     $ 68,809,419
                  Net unrealized appreciation on investment transactions
                     during the period ....................................         911,613          268,338
                                                                            ---------------   --------------
                  Net increase in net assets resulting from operations ....      68,006,668       69,077,757
                                                                            ---------------   --------------
                  Distributions to shareholders:
                  From net investment income ..............................     (67,095,055)     (68,809,419)
                                                                            ---------------   --------------
                  Fund share transactions in net asset value of
                  $1.00 per share: Shares sold ............................   2,146,433,255    1,734,972,406
                  Net asset value of shares issued to shareholders in
                  reinvestment of distributions............................      62,538,989       64,180,974
                  Shares redeemed .........................................  (2,166,626,217)  (1,932,327,819)
                                                                            ---------------   --------------
                  Net increase (decrease) in net assets from Fund share
                  transactions ............................................      42,346,027     (133,174,439)
                                                                            ---------------   --------------
                  Increase (decrease) in net assets .......................      43,257,640     (132,906,101)
                  Net assets at beginning of period .......................   1,387,365,877    1,520,271,978
                                                                            ---------------   --------------
                  Net assets at end of period .............................  $1,430,623,517   $1,387,365,877
                                                                            ---------------   --------------

    The accompanying notes are an integral part of the financial statements.


                       13 -- Scudder Cash Investment Trust

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                Years Ended June 30,

                                            1997    1996    1995    1994     1993    1992    1991    1990     1989    1988
 ----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of           ------------------------------------------------------------------------------------
    period .............................  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
                                         ------------------------------------------------------------------------------------
 Net investment income .................    .046     .048    .048    .027    .027     .047    .069    .080    .082     .064
 Distributions from net investment
    income and net realized capital
    gains ..............................   (.046)   (.048)  (.048)  (.027)  (.027)   (.047)  (.069)  (.080)  (.082)   (.064)
                                          -----------------------------------------------------------------------------------
 Net asset value, end of period ........  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000
 ----------------------------------------------------------------------------------------------------------------------------
 Total Return (%) ......................    4.73     4.89    4.90    2.77    2.75     4.76    7.13    8.23    8.49     6.59
 Ratios and Supplemental Data
 Net assets, end of period ($ millions).   1,431    1,387   1,520   1,430   1,119    1,361   1,736   1,644   1,563    1,370
 Ratio of operating expenses, net to
    average daily net assets (%)........     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of operating expenses before
    expense reduction, to average
    daily net assets (%)................     .86      .83     .78     .82     .78      .70     .66     .67     .66      .68
 Ratio of net investment income
    to average daily net assets (%).....    4.63     4.79    4.84    2.78    2.72     4.58    6.91    7.93    8.21     6.44


                       14 -- Scudder Cash Investment Trust

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Cash Investment Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which have remaining maturities of sixty days or less are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at market. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. Repurchase agreements are valued at cost which, when combined with accrued interest receivable, approximates market.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At June 30, 1997, the Fund had a net tax basis capital loss carryforward of approximately $459,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until June 30, 2004, ($279,000) and June 30, 2005 ($180,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of twelve o'clock noon on each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to the shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade-date basis (which in most instances is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.


                       15 -- Scudder Cash Investment Trust

                               B. Related Parties

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, effective June 30, 1997, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than .85% of average daily net assets until October 31, 1998. For the year ended June 30, 1997, the fee pursuant to the Agreement amounted to $5,944,464 which was equivalent to an annual effective rate of .41% of the Fund's average daily net assets.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SSC aggregated $2,907,025, of which $225,977 is unpaid at June 30, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended June 30, 1997, the amount charged to the Fund by STC aggregated $1,699,834, of which $155,350 is unpaid at June 30, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended June 30, 1997, the amount charged to the Fund by SFAC aggregated $105,874, of which $8,818 is unpaid at June 30, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At June 30, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $67,107.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended June 30, 1997, Trustees' fees and expenses aggregated $38,301.


                       16 -- Scudder Cash Investment Trust

                        Report of Independent Accountants

To the Board of Trustees and the Shareholders of Scudder Cash Investment Trust:

We have audited the accompanying statement of assets and liabilities of Scudder Cash Investment Trust, including the investment portfolio, as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Cash Investment Trust as of June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
August 5, 1997

                       17 -- Scudder Cash Investment Trust

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                                  intentionally
                                   left blank.




                    Page 18 -- Scudder Cash Investment Trust

                                    This Page
                                  intentionally
                                   left blank.




                    Page 19 -- Scudder Cash Investment Trust

                              Officers and Trustees


David S. Lee*
President and Trustee

Dudley H. Ladd*
Vice President and Trustee

E. Michael Brown*
Trustee

Henry P. Becton, Jr.
Trustee; President and
General Manager, WGBH
Educational Foundation

Dawn-Marie Driscoll
Trustee;  Executive Fellow,
Center for Business Ethics;
President, Driscoll Associates

Peter B. Freeman
Trustee; Corporate
Director and Trustee

George M. Lovejoy, Jr.
Trustee; President and
Director, Fifty Associates

Stephen L. Akers*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

David Wines*
Vice President

* Scudder, Stevens & Clark, Inc.

                    Page 20 -- Scudder Cash Investment Trust

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                    Page 21 -- Scudder Cash Investment Trust

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------


                    Page 22 -- Scudder Cash Investment Trust


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.




                    Page 23 -- Scudder Cash Investment Trust

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                          SCUDDER CASH INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

          a.   Financial Statements:

               Included in Part A of this Registration Statement:

                    Financial Highlights for the ten fiscal years ended June 30, 1996

               Included in Part B of this Registration Statement:

                    Investment Portfolio as of June 30, 1996
                    Statement of Assets and Liabilities as of June 30, 1996
                    Statement of Operations for the fiscal year ended June 30, 1996
                    Statements of Changes in Net Assets for the two fiscal years ended June 30, 1996 Financial Highlights for the ten fiscal years ended June 30, 1996
                    Notes to Financial Statements
                    Report of Independent Accountants

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

          b.   Exhibits:

               All references are to the Registrant's
               Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 12, 1975. File Nos. 2-5516 & 811-2613
               (the "Registration Statement").

               1. Amended and Restated Declaration of Trust dated November 3, 1987 is filed herein.

               2.   (a)(1) By-Laws amended as of June 30, 1979 is
                           filed herein.

                    (a)(2) Amendment to the By-Laws dated August
                           13, 1991 is filed herein.

                    (a)(3) Amendment to the By-Laws dated
                           November 12, 1991 is filed herein.

               3.   Inapplicable.

               4. Specimen certificate representing shares of beneficial interest of $.01 par value. (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 21 to the Registration Statement.)

               5.   Investment Advisory Agreement with Scudder,
                    Stevens & Clark Ltd. dated November 12,
                    1985 filed herein.

               6.   Underwriting Agreement with Scudder
                    Investor Services, Inc. (formerly Scudder
                    Fund Distributors, Inc.) dated July 20,
                    1976 filed herein.

               7.   Inapplicable.

                                Part C - Page 1

               8. (a)(1) Custodian Contract with State Street
                         Bank and Trust Company dated March 19,
                         1980 is filed herein.

                  (a)(2) Amendment to the Custodian Contract
                         with State Street Bank and Trust
                         Company dated August 11, 1987 is filed
                         herein.

                  (a)(3) Amendment to the Custodian Contract
                         with State Street Bank and Trust
                         Company dated August 9, 1988 is filed
                         herein.

                  (a)(4) Fee schedule for Exhibit 8(a)(l) is
                         filed herein.

                  (a)(5) Amendment to the Custodian Contract
                         with State Street Bank and Trust
                         Company dated November 13, 1990 is
                         filed herein.

                  (a)(6) Fee schedule for Exhibit 8(a)(1).
                         (Incorporated by reference to Exhibit
                         8(a)(6) to Post-Effective Amendment
                         No. 29 to the Registration Statement.)

                  (b)(1) Subcustodian Agreement between State
                         Street Bank and Trust Company and The
                         Bank of New York, London office, dated
                         March 27, 1979 and Fee Schedule is
                         filed herein.

               9.(a)(1) Transfer Agency and Service Agreement with Scudder Service Corporation dated
                         October 2, 1989 is filed herein.

                 (a)(2)  Fee schedule for Exhibit 9(a)(1) is
                         filed herein.

                 (a)(3)  Fee schedule for exhibit 9(a)(1) is
                         filed herein.

                 (a)(4)  Form of revised fee schedule dated
                         October 1, 1996 for exhibit 9(a)(1) is
                         filed herein.

                 (b)(1)  COMPASS Service Agreement with Scudder
                         Trust Company dated January 1, 1990 is
                         filed herein.

                 (b)(2)  Fee schedule for Exhibit 9(b)(1) is
                         filed herein.

                 (b)(3)  Shareholder Services Agreement with
                         Charles Schwab & Co., Inc. dated June
                         1, 1990 is filed herein.

                 (b)(4)  COMPASS Service Agreement with Scudder
                         Trust Company dated October 1, 1995 is
                         filed herein.

                 (b)(5)  Form of revised fee schedule dated
                         October 1, 1996 for exhibit 9(b)(4) is
                         filed herein.

                    (c)  Inapplicable.

                    (d)  Fund Accounting Services Agreement
                         between the Registrant and Scudder
                         Financial Accounting Corporation dated
                         August 1, 1994.
                         (Incorporated by reference to Exhibit
                         9(d) to Post-Effective Amendment No.
                         29 to the Registration Statement.)

               10.  Opinion of Counsel is filed herein.

                                Part C - Page 2

               11. Consent of Independent Accountants is filed herein.

               12.  Inapplicable.

               13.  Inapplicable.

               14.  (a)  Scudder Flexi-Plan for Corporations
                         and Self-Employed Individuals is filed
                         herein.

                    (b)  Scudder Individual Retirement Plan is
                         filed herein.

                    (c)  Scudder Funds 403(b) Plan is filed
                         herein.

                    (d)  Scudder Employer-Select 403(b) Plan is
                         filed herein.

                    (e)  Scudder Cash or Deferred Profit
                         Sharing Plan under Section 401(k) is
                         filed herein.

               15.  Inapplicable.

               16.  Schedule for Computation of Performance
                    Quotation is filed herein.

               17.  Financial Data Schedule is filed herein.

               18.  Inapplicable.

               19. Power of Attorney filed as part of Post-Effective Amendment No. 25 to the Registration Statement filed on August 28, 1991 is filed herein and Post-Effective Amendment No. 31 to this Registration Statement.

Item 25.  Persons Controlled by or under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities (as of October 15, 1997).

                (1)                      (2)
          Title of Class           Number of Record
                                     Shareholders

          Shares of
          beneficial
          interest
          par value $.01                81,295
          per share

Item 27.  Indemnification.

          A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc., insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV of Registrant's Declaration of Trust states as follows:

          Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.

          No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability



                                Part C - Page 3
          whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2.  Non-Liability of Trustees, Etc.

          No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3.  Mandatory Indemnification.

          (a)  Subject to the exceptions and limitations  contained in paragraph
               (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim,"  "action," "suit," or "proceeding"  shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or any other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with  respect  to any  matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                Part C - Page 4

               (iii)in the  event  of a  settlement  or  other  disposition  not involving a final  adjudication  as  provided  in  paragraph
                    (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

          (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority of the Disinterested Trustees acting on the matter (providing that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

          As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission, or (ii) involved in the claim, action, suit or proceeding.

Item 28.  Business or Other Connections of Investment Adviser

          The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                        Business and Other Connections of Board
     Name               of Directors of Registrant's Adviser

Stephen R Beckwith      Director, Vice President, Treasurer, Chief
                           Operating Officer & Chief Financial Officer,
                           Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong       Director, Scudder, Stevens & Clark, Inc.
                          (investment adviser)**
                        President & Director, The Latin America Dollar
                           Income Fund, Inc.  (investment company)**
                        President & Director, Scudder World Income
                           Opportunities Fund, Inc.  (investment
                           company)**

                                Part C - Page 5

                      President, The Japan Fund, Inc. (investment
                         company)**
                      Supervisory Director, The Latin America Income
                         and Appreciation Fund N.V. (investment
                         company) +
                      Supervisory Director, The Venezuela High Income
                         Fund N.V. (investment company) xx
                      Supervisory Director, Scudder Mortgage Fund
                         (investment company)+
                      Supervisory Director, Scudder Floating Rate
                         Funds for Fannie Mae Mortgage Securities I &
                         II (investment company) +
                      Director, Canadian High Income Fund (investment
                         company)#
                      Director, Hot Growth Companies Fund (investment
                         company)#
                      Director, Sovereign High Yield Investment
                         Company (investment company)+
                      Director, Scudder, Stevens & Clark (Luxembourg)
                         S.A. (investment manager) #

Nicholas Bratt        Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      President & Director, Scudder New Europe Fund,
                         Inc. (investment company)**
                      President & Director, The Brazil Fund, Inc.
                         (investment company)**
                      President & Director, The First Iberian Fund,
                         Inc. (investment company)**
                      President & Director, Scudder International
                         Fund, Inc.  (investment company)**
                      President & Director, Scudder Global Fund, Inc.
                         (President on all series except Scudder
                         Global Fund) (investment company)**
                      President & Director, The Korea Fund, Inc.
                         (investment company)**
                      President & Director, Scudder New Asia Fund,
                         Inc. (investment company)**
                      President, The Argentina Fund, Inc. (investment
                         company)**
                      Vice President, Scudder, Stevens & Clark
                         Corporation (Delaware) (investment adviser)**
                      Vice President, Scudder, Stevens & Clark Japan,
                         Inc. (investment adviser)###
                      Vice President, Scudder, Stevens & Clark of
                         Canada Ltd. (Canadian investment adviser)
                         Toronto, Ontario, Canada
                      Vice President, Scudder, Stevens & Clark
                         Overseas Corporationoo

E. Michael Brown      Director, Chief Administrative Officer, Scudder,
                         Stevens & Clark, Inc. (investment adviser)**
                      Trustee, Scudder GNMA Fund (investment company)*
                      Trustee, Scudder Portfolio Trust (investment
                         company)*
                      Trustee, Scudder U.S. Treasury Fund (investment
                         company)*
                      Trustee, Scudder Tax Free Money Fund (investment
                         company)*
                      Trustee, Scudder State Tax Free Trust
                         (investment company)*
                      Trustee, Scudder Cash Investment Trust
                         (investment company)*
                      Assistant Treasurer, Scudder Investor Services,
                         Inc. (broker/dealer)*
                      Director & President, Scudder Realty Holding
                         Corporation (a real estate holding company)*
                      Director & President, Scudder Trust Company (a
                         trust company)+++
                      Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady        Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      Director & Vice President, Scudder Investor
                         Services, Inc. (broker/dealer)*
                      Director & Vice President, Scudder Service
                         Corporation (in-house transfer agent)*
                      Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin     Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                      Chairman & Trustee, AARP Cash Investment Funds
                         (investment company)**
                      Chairman & Trustee, AARP Growth Trust
                         (investment company)**
                      Chairman & Trustee, AARP Income Trust
                         (investment company)**
                      Chairman & Trustee, AARP Tax Free Income Trust
                         (investment company)**

                                 Part C - Page 6

                      Chairman & Trustee, AARP Managed Investment
                         Portfolios Trust  (investment company)**
                      Director & Senior Vice President, Scudder
                         Investor Services, Inc. (broker/dealer)*
                      Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima   Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                      Assistant Treasurer, Scudder Investor Services,
                         Inc. (broker/dealer)*

Jerard K. Hartman     Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      Vice President, Scudder California Tax Free
                         Trust (investment company)*
                      Vice President, Scudder Equity Trust (investment
                         company)**
                      Vice President, Scudder Cash Investment Trust
                         (investment company)*
                      Vice President, Scudder Fund, Inc. (investment
                         company)**
                      Vice President, Scudder Global Fund, Inc.
                         (investment company)**
                      Vice President, Scudder GNMA Fund (investment
                         company)*
                      Vice President, Scudder Portfolio Trust
                         (investment company)*
                      Vice President, Scudder Institutional Fund, Inc.
                         (investment company)**
                      Vice President, Scudder International Fund, Inc.
                         (investment company)**
                      Vice President, Scudder Investment Trust
                         (investment company)*
                      Vice President, Scudder Municipal Trust
                         (investment company)*
                      Vice President, Scudder Mutual Funds, Inc.
                         (investment company)**
                      Vice President, Scudder New Asia Fund, Inc.
                         (investment company)**
                      Vice President, Scudder New Europe Fund, Inc.
                         (investment company)**
                      Vice President, Scudder Securities Trust
                         (investment company)*
                      Vice President, Scudder State Tax Free Trust
                         (investment company)*
                      Vice President, Scudder Funds Trust (investment
                         company)**
                      Vice President, Scudder Tax Free Money Fund
                         (investment company)*
                      Vice President, Scudder Tax Free Trust
                         (investment company)*
                      Vice President, Scudder U.S. Treasury Money Fund
                         (investment company)*
                      Vice President, Scudder Pathway Series
                         (investment company)*
                      Vice President, Scudder Variable Life Investment
                         Fund (investment company)*
                      Vice President, The Brazil Fund, Inc.
                         (investment company)**
                      Vice President, The Korea Fund, Inc. (investment
                         company)**
                      Vice President, The Argentina Fund, Inc.
                         (investment company)**
                      Vice President & Director, Scudder, Stevens &
                         Clark of Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                      Vice President, Scudder Spain & Portugal Fund,
                         Inc. (investment company)**
                      Vice President, The Latin America Dollar Income
                         Fund, Inc. (investment company)**
                      Vice President, Scudder World Income
                         Opportunities Fund, Inc. (investment
                         company)**

Richard A.Holt        Director, Scudder, Stevens & Clark, Inc.
                       (investment adviser)**
                      Vice President, Scudder Variable Life Investment
                         Fund (investment company)*

John T. Packard       Director, Scudder, Stevens & Clark, Inc.
                        (investment adviser)**
                      President, Montgomery Street Income Securities,
                         Inc. (investment company) o
                      Chairman, Scudder Realty Advisors, Inc. (realty
                         investment adviser) x

Daniel Pierce         Chairman & Director, Scudder, Stevens & Clark,
                         Inc. (investment adviser)**
                      Chairman, Vice President & Director, Scudder
                         Global Fund, Inc.  (investment company)**
                      Chairman & Director, Scudder New Europe Fund,
                         Inc. (investment company)**
                      Chairman & Director, Scudder Spain & Portugal
                         Fund, Inc. (investment company)**
                      Chairman & Director, Scudder International Fund,
                         Inc. (investment company)**
                      Chairman & Director, Scudder New Asia Fund, Inc.
                         (investment company)**
                      President & Trustee, Scudder Equity Trust
                         (investment company)**

                                Part C - Page 7

                      President & Trustee, Scudder GNMA Fund
                         (investment company)*
                      President & Trustee, Scudder Portfolio Trust
                         (investment company)*
                      President & Trustee, Scudder Funds Trust
                         (investment company)**
                      President & Trustee, Scudder Securities Trust
                         (investment company)*
                      President & Trustee, Scudder Investment Trust
                         (investment company)*
                      President & Director, Scudder Institutional
                         Fund, Inc. (investment company)**
                      President & Director, Scudder Fund, Inc.
                         (investment company)**
                      President & Director, Scudder Mutual Funds, Inc.
                         (investment company)**
                      Vice President & Trustee, Scudder Municipal
                         Trust (investment company)*
                      Vice President & Trustee, Scudder Variable Life
                         Investment Fund (investment company)*
                      Vice President & Trustee, Scudder Pathway Series
                         (investment company)*
                      Trustee, Scudder California Tax Free Trust
                         (investment company)*
                      Trustee, Scudder State Tax Free Trust
                         (investment company)*
                      Vice President, Montgomery Street Income
                         Securities, Inc. (investment company)o
                      Chairman & President, Scudder, Stevens & Clark
                         of Canada, Ltd. (Canadian investment
                         adviser), Toronto, Ontario, Canada
                      Chairman & Director, Scudder Global
                         Opportunities Funds (investment company)
                         Luxembourg
                      Chairman, Scudder, Stevens & Clark, Ltd.
                         (investment adviser) London, England
                      President & Director, Scudder Precious Metals,
                         Inc. xxx
                      Vice President, Director & Assistant Secretary,
                         Scudder Realty Holdings Corporation
                         (a real estate holding company)*
                      Vice President, Director & Assistant Treasurer,
                         Scudder Investor Services, Inc.
                         (broker/dealer)*
                      Director, Scudder Latin America Investment Trust
                         PLC (investment company)@
                      Director, Fiduciary Trust Company (banking &
                         trust company) Boston, MA
                      Director, Fiduciary Company Incorporated
                         (banking & trust company) Boston, MA
                      Trustee, New England Aquarium, Boston, MA
                      Incorporator, Scudder Trust Company (a trust
                         company)+++

Kathryn L. Quirk      Director, Chief Legal Officer, Chief Compliance
                         Officer and Secretary, Scudder, Stevens &
                         Clark, Inc. (investment adviser)**
                      Director, Vice President & Assistant Secretary,
                         The Argentina Fund, Inc. (investment
                         company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder International Fund, Inc. (investment company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder New Asia Fund (investment company)**
                      Director, Vice President & Assistant Secretary,
                         Scudder Global Fund, Inc. (investment
                         company)**
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Equity Trust (investment company)**
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Securities Trust (investment
                         company)*
                      Trustee, Vice President & Assistant Secretary,
                         Scudder Funds Trust (investment company)**
                      Trustee, Scudder Investment Trust (investment
                         company)*
                      Trustee, Scudder Municipal Trust (investment
                         company)*
                      Vice President & Trustee, Scudder Cash
                         Investment Trust (investment company)*
                      Vice President & Trustee, Scudder Tax Free Money
                         Fund (investment company)*
                      Vice President & Trustee, Scudder Tax Free Trust
                         (investment company)*
                      Vice President & Secretary, AARP Growth Trust
                         (investment company)**
                      Vice President & Secretary, AARP Income Trust
                         (investment company)**
                      Vice President & Secretary, AARP Tax Free Income
                         Trust (investment company)**
                      Vice President & Secretary, AARP Cash Investment
                         Funds (investment company)**

                                Part C - Page 8

                      Vice President & Secretary, AARP Managed
                         Investment Portfolios Trust (investment
                         company)**
                      Vice President & Secretary, The Japan Fund, Inc.
                         (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         World Income Opportunities Fund, Inc.
                         (investment company)**
                      Vice President & Assistant Secretary, The Korea
                         Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, The Brazil
                         Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, Montgomery
                         Street Income Securities, Inc. (investment company)o
                      Vice President & Assistant Secretary, Scudder
                         Mutual Funds, Inc. (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         Pathway Series (investment company)*
                      Vice President & Assistant Secretary, Scudder
                         New Europe Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, Scudder
                         Variable Life Investment Fund (investment company)*
                      Vice President & Assistant Secretary, The First
                         Iberian Fund, Inc. (investment company)**
                      Vice President & Assistant Secretary, The Latin
                         America Dollar Income Fund, Inc. (investment company)**
                      Vice President, Scudder Fund, Inc. (investment
                         company)**
                      Vice President, Scudder Institutional Fund, Inc.
                         (investment company)**
                      Vice President, Scudder GNMA Fund (investment
                         company)*
                      Director, Senior Vice President & Clerk, Scudder
                         Investor Services, Inc. (broker/dealer)*
                      Director, Vice President & Secretary, Scudder
                         Fund Accounting Corporation (in-house fund accounting agent)*
                      Director, Vice President & Secretary, Scudder
                         Realty Holdings Corporation (a real estate holding company)*
                      Director & Clerk, Scudder Service Corporation
                         (in-house transfer agent)*
                      Director, SFA, Inc. (advertising agency)*
                      Vice President, Director & Assistant Secretary,
                         Scudder Precious Metals, Inc. xxx

Cornelia M. Small     Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                      President, AARP Cash Investment Funds
                         (investment company)**
                      President, AARP Growth Trust (investment
                         company)**
                      President, AARP Income Trust (investment
                         company)**
                      President, AARP Tax Free Income Trust
                         (investment company)**
                      President, AARP Managed Investment Portfolio
                         Trust (investment company)**

Edmond D. Villani    Director, President & Chief Executive Officer,
                         Scudder, Stevens & Clark, Inc. (investment adviser)**
                      Chairman & Director, The Argentina Fund, Inc.
                         (investment company)**
                      Chairman & Director, The Latin America Dollar
                         Income Fund, Inc. (investment company)**
                      Chairman & Director, Scudder World Income
                         Opportunities Fund, Inc.  (investment
                         company)**
                      Supervisory Director, Scudder Mortgage Fund
                         (investment company) +
                      Supervisory Director, Scudder Floating Rate
                         Funds for Fannie Mae Mortgage Securities I &
                         II (investment company)+
                      Director, Scudder, Stevens & Clark Japan, Inc.
                         (investment adviser)###
                      Director, The Brazil Fund, Inc. (investment
                         company)**
                      Director, Indosuez High Yield Bond Fund
                         (investment company) Luxembourg
                      President & Director, Scudder, Stevens & Clark
                         Overseas Corporationoo
                      President & Director, Scudder, Stevens & Clark
                         Corporation (Delaware) (investment adviser)**
                      Director, Scudder Realty Advisors, Inc. (realty
                         investment adviser) x

                                Part C - Page 9

                        Director, IBJ Global Investment Management S.A.,
                           (Luxembourg investment management company)
                           Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler       Director, Scudder, Stevens & Clark, Inc.
                          (investment adviser)**
                        Vice President, Montgomery Street Income
                           Securities, Inc. (investment company)o

     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o    101 California Street, San Francisco, CA
     # Socit Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx  Grand Cayman, Cayman Islands, British West Indies
     oo   20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.  Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.
          Scudder GNMA Fund
          Scudder Institutional Fund, Inc.
          Scudder International Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.
          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment
          Fund
          AARP Cash Investment Funds
          AARP Growth Trust
          AARP Income Trust
          AARP Tax Free Income Trust
          AARP Managed Investment Portfolios
          Trust
          The Japan Fund, Inc.

                                Part C - Page 10

     (b)

     (1)                (2)                    (3)

     Name and           Position and Offices   Positions and
     Principal          with                   Offices with
     Business           Scudder Investor       Registrant
     Address            Services, Inc.

     Lynn S. Birdsong   Senior Vice President  None
     345 Park Avenue
     New York, NY
     10154

     E. Michael Brown   Assistant Treasurer    Trustee
     Two International
     Place
     Boston, MA  02110

     Mark S. Casady     Director and Vice      None
     Two International  President
     Place
     Boston, MA  02110

     Linda Coughlin     Director and Senior    None
     Two International  Vice President
     Place
     Boston, MA  02110

     Richard W.         Vice President         None
     Desmond
     345 Park Avenue
     New York, NY
     10154

     Paul J. Elmlinger  Senior Vice President  None
     345 Park Avenue    and Assistant Clerk
     New York, NY
     10154

     Margaret D.        Assistant Treasurer    None
     Hadzima
     Two International
     Place
     Boston, MA  02110

     Thomas W. Joseph   Director, Vice         Vice
     Two International  President,             President
     Place              Treasurer and
     Boston, MA 02110   Assistant Clerk

     David S. Lee       Director, President    President and
     Two International  and Assistant          Trustee
     Place              Treasurer
     Boston, MA 02110

     Thomas F.          Clerk                  Vice
     McDonough                                 President and
     Two International                         Secretary
     Place
     Boston, MA 02110

     Thomas H. O'Brien  Assistant Treasurer    None
     345 Park Avenue
     New York, NY
     10154

     Edward J.          Assistant Treasurer    Vice
     O'Connell                                 President and
     345 Park Avenue                           Assistant
     New York, NY                              Treasurer
     10154

                                Part C - Page 11

     Daniel Pierce      Director, Vice         None
     Two International  President
     Place              and Assistant
     Boston, MA 02110   Treasurer

     Kathryn L. Quirk   Director, Senior Vice  Vice
     345 Park Avenue    President and          President and
     New York, NY       Assistant Clerk        Trustee
     10154

     Robert A. Rudell   Vice President         None
     Two International
     Place
     Boston, MA 02110

     Edmund J. Thimme   Vice President         None
     345 Park Avenue
     New York, NY
     10154

     Benjamin           Vice President         None
     Thorndike
     Two International
     Place
     Boston, MA 02110

     Sydney S. Tucker   Vice President         None
     Two International
     Place
     Boston, MA 02110

     David B. Watts     Assistant Treasurer    None
     Two International
     Place
     Boston, MA 02110

     Linda J. Wondrack  Vice President         None
     Two International
     Place
     Boston, MA 02110

     The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

     (c)

           (1)          (2)                  (3)            (4)        (5)
                        Net              Compensation
         Name of     Underwriting             on        Brokerage     Other
        Principal    Discounts and       Redemptions  Commissions  Compensation
       Underwriter   and Commissions     and Purchases

         Scudder        None                 None              None      None
        Investor
     Services, Inc.

                                Part C - Page 12

Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Inapplicable.


                                Part C - Page 13

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the __ day of October, 1996.



                                   SCUDDER CASH INVESTMENT TRUST

                                   By/s/Thomas F. McDonough
                                     --------------------------------
                                     Thomas F. McDonough
                                     Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                          TITLE                     DATE

/s/David S. Lee
-------------------------
David S. Lee*                      President (Principal      October   , 1997
                                   Executive Officer)
                                   and Trustee

/s/Henry P. Becton, Jr.
-------------------------
Henry P. Becton, Jr.*              Trustee                   October   , 1997


/s/E. Michael Brown
-------------------------
E. Michael Brown*                  Trustee                   October   , 1997


/s/Dawn-Marie Driscoll
-------------------------
Dawn-Marie Driscoll*               Trustee                   October   , 1997


/s/Peter B. Freeman
-------------------------
Peter B. Freeman*                  Trustee                   October   , 1997


/s/George M. Lovejoy,  Jr.
-------------------------
George M. Lovejoy,  Jr.*           Trustee                   October   , 1997



/s/Kathryn L. Quirk
-------------------------
Kathryn L. Quirk*                  Vice President and        October   , 1997
                                   Trustee

SIGNATURE                          TITLE                     DATE


/s/Pamela A. McGrath
-------------------------
Pamela A. McGrath                  Vice President and        October   , 1997
                                   Treasurer (Principal
                                   Financial and
                                   Accounting Officer)




*By:/s/Thomas F. McDonough
    -------------------------
     Thomas F. McDonough
     Attorney-in-fact pursuant to a
     power of attorney included
     with the signature page of
     Post-Effective Amendment No.
     25 to the Registration
     Statement filed August 28,
     1991, Post-Effective Amendment
     No. 31 to the Registration
     Statement filed October ____,
     1997.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 30th day of September, 1997.

                                   SCUDDER CASH INVESTMENT TRUST


                                   By/s/Thomas F. McDonough
                                     --------------------------------
                                     Thomas F. McDonough, Vice President and
                                     Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Thomas F. McDonough her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE               TITLE                     DATE


/s/Kathryn L. Quirk
-------------------
Kathryn L. Quirk        Trustee                   September 30, 1997

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 30th day of September, 1997.

                                   SCUDDER CASH INVESTMENT TRUST


                                   By/s/Thomas F. McDonough
                                     --------------------------------
                                     Thomas F. McDonough, Vice President and
                                     Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Thomas F. McDonough his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE               TITLE                     DATE


/s/E. Michael Brown
-------------------
E. Michael Brown        Trustee                   September 30, 1997

                                   SIGNATURES
                                   ----------

     Pursuant to Rule 438 of the Securities Act, the undersigned, a nominee for Trustee of the Trust, hereby consents to being named in this amendment to the Registration Statement of Scudder Cash Investment Trust which will become effective November 1, 1997.

SIGNATURE                               DATE
---------                               ----

/s/Daniel Pierce                        October 7, 1997
----------------
Daniel Pierce

/s/Wesley W. Marple, Jr.                October 7, 1997
------------------------
Wesley W. Marple, Jr.


/s/Jean C. Tempel                       October 7, 19997
-----------------
Jean C. Tempel

                                                  File No. 2-55166
                                                  File No. 811-2613



               SECURITIES AND EXCHANGE COMMISSION

                     WASHINGTON, D.C. 20549



                            EXHIBITS

                               TO

                            FORM N-1A



                 POST-EFFECTIVE AMENDMENT NO. 31

                    TO REGISTRATION STATEMENT

                              UNDER

                   THE SECURITIES ACT OF 1933

                               AND

                        AMENDMENT NO. 21

                    TO REGISTRATION STATEMENT

                              UNDER

               THE INVESTMENT COMPANY ACT OF 1940


                  SCUDDER CASH INVESTMENT TRUST

                  SCUDDER CASH INVESTMENT TRUST

                          EXHIBIT INDEX



                            Exhibit 1

                        Exhibit 2 (a)(1)

                        Exhibit 2 (a)(2)

                        Exhibit 2 (a)(3)

                            Exhibit 5

                            Exhibit 6

                        Exhibit 8 (a)(1)

                        Exhibit 8 (a)(2)

                        Exhibit 8 (a)(3)

                        Exhibit 8 (a)(4)

                        Exhibit 8 (a)(5)

                        Exhibit 8 (b)(1)

                        Exhibit 9 (a)(1)

                        Exhibit 9 (a)(2)

                        Exhibit 9 (b)(1)

                        Exhibit 9 (b)(2)

                        Exhibit 9 (b)(3)

                           Exhibit 11

                         Exhibit 14 (a)

                         Exhibit 14 (b)

                         Exhibit 14 (c)

                         Exhibit 14 (d)

                         Exhibit 14 (e)

                           Exhibit 16

                           Exhibit 17

                           Exhibit 19